UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended August 31, 2024:
John Hancock Funds II
  John Hancock Alternative Asset Allocation Fund
  John Hancock Blue Chip Growth Fund
  John Hancock Real Estate Securities Fund
  John Hancock Small Cap Dynamic Growth Fund (formerly Small Cap Growth Fund)
  John Hancock Small Cap Value Fund

John Hancock Small Cap Value Fund
Class A/JSCAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class A/JSCAX)	$150	1.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Value Fund (Class A/JSCAX) returned 16.46% (excluding sales charges) for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials sector | The financials sector was both the fund’s largest sector weighting and its top-performing sector.
ACI Worldwide, Inc. | The payment software company rallied sharply during the period, exceeding earnings expectations for four consecutive quarters.
Kontoor Brands, Inc. | Strong revenue growth, expanding profit margins, and improving cash flow generation boosted the stock of this apparel company.

TOP PERFORMANCE DETRACTORS
Health care and communication services sectors | These were the only two sectors in the portfolio to decline for the period.
Integra LifeSciences Holdings Corp. | The medical devices company fell due to a product recall that led to disappointing earnings.
Visteon Corp. | Decreased vehicle production led to lowered revenue guidance, which weighed on the stock of this automotive electronic components manufacturer.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Value Fund (Class A/JSCAX)	10.65%	7.03%	6.01%
Small Cap Value Fund (Class A/JSCAX)—excluding sales charge	16.46%	8.13%	6.56%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Value Index	19.25%	10.38%	7.46%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$572,409,104
Total number of portfolio holdings	83
Total advisory fees paid (net)	$4,873,601
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
TriMas Corp.	2.0%
Gulfport Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.9%
Synovus Financial Corp.	1.9%
Bread Financial Holdings, Inc.	1.9%
Hancock Whitney Corp.	1.8%
Belden, Inc.	1.8%
Seacoast Banking Corp. of Florida	1.8%
Enterprise Financial Services Corp.	1.8%
Cadence Bank	1.8%

Sector Composition
Financials	26.7%
Industrials	18.2%
Real estate	10.0%
Consumer discretionary	9.9%
Materials	7.9%
Information technology	7.8%
Energy	5.1%
Health care	4.8%
Utilities	3.4%
Consumer staples	2.6%
Communication services	1.0%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827269

439A-A
8/24
10/24

John Hancock Small Cap Value Fund
Class I/JSCBX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class I/JSCBX)	$118	1.09%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Value Fund (Class I/JSCBX) returned 16.80% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials sector | The financials sector was both the fund’s largest sector weighting and its top-performing sector.
ACI Worldwide, Inc. | The payment software company rallied sharply during the period, exceeding earnings expectations for four consecutive quarters.
Kontoor Brands, Inc. | Strong revenue growth, expanding profit margins, and improving cash flow generation boosted the stock of this apparel company.

TOP PERFORMANCE DETRACTORS
Health care and communication services sectors | These were the only two sectors in the portfolio to decline for the period.
Integra LifeSciences Holdings Corp. | The medical devices company fell due to a product recall that led to disappointing earnings.
Visteon Corp. | Decreased vehicle production led to lowered revenue guidance, which weighed on the stock of this automotive electronic components manufacturer.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Value Fund (Class I/JSCBX)	16.80%	8.46%	6.87%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Value Index	19.25%	10.38%	7.46%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$572,409,104
Total number of portfolio holdings	83
Total advisory fees paid (net)	$4,873,601
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
TriMas Corp.	2.0%
Gulfport Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.9%
Synovus Financial Corp.	1.9%
Bread Financial Holdings, Inc.	1.9%
Hancock Whitney Corp.	1.8%
Belden, Inc.	1.8%
Seacoast Banking Corp. of Florida	1.8%
Enterprise Financial Services Corp.	1.8%
Cadence Bank	1.8%

Sector Composition
Financials	26.7%
Industrials	18.2%
Real estate	10.0%
Consumer discretionary	9.9%
Materials	7.9%
Information technology	7.8%
Energy	5.1%
Health care	4.8%
Utilities	3.4%
Consumer staples	2.6%
Communication services	1.0%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827269

439A-I
8/24
10/24

John Hancock Small Cap Value Fund
Class NAV/JSCNX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class NAV/JSCNX)	$105	0.97%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Value Fund (Class NAV/JSCNX) returned 16.96% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials sector | The financials sector was both the fund’s largest sector weighting and its top-performing sector.
ACI Worldwide, Inc. | The payment software company rallied sharply during the period, exceeding earnings expectations for four consecutive quarters.
Kontoor Brands, Inc. | Strong revenue growth, expanding profit margins, and improving cash flow generation boosted the stock of this apparel company.

TOP PERFORMANCE DETRACTORS
Health care and communication services sectors | These were the only two sectors in the portfolio to decline for the period.
Integra LifeSciences Holdings Corp. | The medical devices company fell due to a product recall that led to disappointing earnings.
Visteon Corp. | Decreased vehicle production led to lowered revenue guidance, which weighed on the stock of this automotive electronic components manufacturer.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Value Fund (Class NAV/JSCNX)	16.96%	8.60%	7.01%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Value Index	19.25%	10.38%	7.46%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$572,409,104
Total number of portfolio holdings	83
Total advisory fees paid (net)	$4,873,601
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
TriMas Corp.	2.0%
Gulfport Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.9%
Synovus Financial Corp.	1.9%
Bread Financial Holdings, Inc.	1.9%
Hancock Whitney Corp.	1.8%
Belden, Inc.	1.8%
Seacoast Banking Corp. of Florida	1.8%
Enterprise Financial Services Corp.	1.8%
Cadence Bank	1.8%

Sector Composition
Financials	26.7%
Industrials	18.2%
Real estate	10.0%
Consumer discretionary	9.9%
Materials	7.9%
Information technology	7.8%
Energy	5.1%
Health care	4.8%
Utilities	3.4%
Consumer staples	2.6%
Communication services	1.0%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827269

439A-NAV
8/24
10/24

John Hancock Small Cap Value Fund
Class R6/JSCCX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class R6/JSCCX)	$106	0.98%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Value Fund (Class R6/JSCCX) returned 16.85% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials sector | The financials sector was both the fund’s largest sector weighting and its top-performing sector.
ACI Worldwide, Inc. | The payment software company rallied sharply during the period, exceeding earnings expectations for four consecutive quarters.
Kontoor Brands, Inc. | Strong revenue growth, expanding profit margins, and improving cash flow generation boosted the stock of this apparel company.

TOP PERFORMANCE DETRACTORS
Health care and communication services sectors | These were the only two sectors in the portfolio to decline for the period.
Integra LifeSciences Holdings Corp. | The medical devices company fell due to a product recall that led to disappointing earnings.
Visteon Corp. | Decreased vehicle production led to lowered revenue guidance, which weighed on the stock of this automotive electronic components manufacturer.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Value Fund (Class R6/JSCCX)	16.85%	8.57%	6.99%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Value Index	19.25%	10.38%	7.46%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$572,409,104
Total number of portfolio holdings	83
Total advisory fees paid (net)	$4,873,601
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
TriMas Corp.	2.0%
Gulfport Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.9%
Synovus Financial Corp.	1.9%
Bread Financial Holdings, Inc.	1.9%
Hancock Whitney Corp.	1.8%
Belden, Inc.	1.8%
Seacoast Banking Corp. of Florida	1.8%
Enterprise Financial Services Corp.	1.8%
Cadence Bank	1.8%

Sector Composition
Financials	26.7%
Industrials	18.2%
Real estate	10.0%
Consumer discretionary	9.9%
Materials	7.9%
Information technology	7.8%
Energy	5.1%
Health care	4.8%
Utilities	3.4%
Consumer staples	2.6%
Communication services	1.0%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827269

439A-R6
8/24
10/24

John Hancock Small Cap Dynamic Growth Fund
Class A/JSJAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund, formerly John Hancock Small Cap Growth Fund, (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class A/JSJAX)	$148	1.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class A/JSJAX) returned 27.81% (excluding sales charges) for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included easing inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally. The significant outperformance of growth stocks also had a positive impact on fund performance.
TOP PERFORMANCE CONTRIBUTORS
Industrials sector | The industrials sector was both the fund’s largest sector weighting and its top-performing sector.
Super Micro Computer, Inc. | The maker of computer servers and related products posted a strong return thanks to high demand for its AI-related servers.
FTAI Aviation Ltd. | The company, which leases and sells aircraft engines, benefited from a sharp increase in air travel, leading to stronger-than-expected earnings.

TOP PERFORMANCE DETRACTORS
Energy sector | This was the only sector in the portfolio to decline for the period, driven largely by lower energy prices.
Chart Industries, Inc. | The industrial gas equipment company fell short of earnings expectations in multiple quarters during the period.
Extreme Networks, Inc. | Weaker-than-expected earnings resulting from industry headwinds weighed on the stock of this network equipment and software company.

The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice. Effective November 29, 2023, Redwood Investments, LLC was replaced by Axiom Investors LLC as the fund’s subadvisor.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class A/JSJAX)	21.39%	7.09%	7.18%
Small Cap Dynamic Growth Fund (Class A/JSJAX)—excluding sales charge	27.81%	8.19%	7.73%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$472,435,101
Total number of portfolio holdings	58
Total advisory fees paid (net)	$3,653,905
Portfolio turnover rate	177%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Sector Composition
Industrials	29.1%
Information technology	23.1%
Health care	16.9%
Financials	12.3%
Consumer discretionary	9.3%
Consumer staples	6.5%
Energy	2.2%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827265

470A-A
8/24
10/24

John Hancock Small Cap Dynamic Growth Fund
Class C/JSJCX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund, formerly John Hancock Small Cap Growth Fund, (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class C/JSJCX)	$233	2.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class C/JSJCX) returned 26.93% (excluding sales charges) for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included easing inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally. The significant outperformance of growth stocks also had a positive impact on fund performance.
TOP PERFORMANCE CONTRIBUTORS
Industrials sector | The industrials sector was both the fund’s largest sector weighting and its top-performing sector.
Super Micro Computer, Inc. | The maker of computer servers and related products posted a strong return thanks to high demand for its AI-related servers.
FTAI Aviation Ltd. | The company, which leases and sells aircraft engines, benefited from a sharp increase in air travel, leading to stronger-than-expected earnings.

TOP PERFORMANCE DETRACTORS
Energy sector | This was the only sector in the portfolio to decline for the period, driven largely by lower energy prices.
Chart Industries, Inc. | The industrial gas equipment company fell short of earnings expectations in multiple quarters during the period.
Extreme Networks, Inc. | Weaker-than-expected earnings resulting from industry headwinds weighed on the stock of this network equipment and software company.

The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice. Effective November 29, 2023, Redwood Investments, LLC was replaced by Axiom Investors LLC as the fund’s subadvisor.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class C/JSJCX)	25.93%	7.38%	7.21%
Small Cap Dynamic Growth Fund (Class C/JSJCX)—excluding sales charge	26.93%	7.38%	7.21%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class C shares were first offered 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$472,435,101
Total number of portfolio holdings	58
Total advisory fees paid (net)	$3,653,905
Portfolio turnover rate	177%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Sector Composition
Industrials	29.1%
Information technology	23.1%
Health care	16.9%
Financials	12.3%
Consumer discretionary	9.3%
Consumer staples	6.5%
Energy	2.2%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827265

470A-C
8/24
10/24

John Hancock Small Cap Dynamic Growth Fund
Class I/JSJIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund, formerly John Hancock Small Cap Growth Fund, (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class I/JSJIX)	$120	1.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class I/JSJIX) returned 28.09% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included easing inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally. The significant outperformance of growth stocks also had a positive impact on fund performance.
TOP PERFORMANCE CONTRIBUTORS
Industrials sector | The industrials sector was both the fund’s largest sector weighting and its top-performing sector.
Super Micro Computer, Inc. | The maker of computer servers and related products posted a strong return thanks to high demand for its AI-related servers.
FTAI Aviation Ltd. | The company, which leases and sells aircraft engines, benefited from a sharp increase in air travel, leading to stronger-than-expected earnings.

TOP PERFORMANCE DETRACTORS
Energy sector | This was the only sector in the portfolio to decline for the period, driven largely by lower energy prices.
Chart Industries, Inc. | The industrial gas equipment company fell short of earnings expectations in multiple quarters during the period.
Extreme Networks, Inc. | Weaker-than-expected earnings resulting from industry headwinds weighed on the stock of this network equipment and software company.

The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice. Effective November 29, 2023, Redwood Investments, LLC was replaced by Axiom Investors LLC as the fund’s subadvisor.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class I/JSJIX)	28.09%	8.45%	7.89%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$472,435,101
Total number of portfolio holdings	58
Total advisory fees paid (net)	$3,653,905
Portfolio turnover rate	177%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Sector Composition
Industrials	29.1%
Information technology	23.1%
Health care	16.9%
Financials	12.3%
Consumer discretionary	9.3%
Consumer staples	6.5%
Energy	2.2%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827265

470A-I
8/24
10/24

John Hancock Small Cap Dynamic Growth Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund, formerly John Hancock Small Cap Growth Fund, (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class NAV)	$106	0.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class NAV) returned 28.25% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included easing inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally. The significant outperformance of growth stocks also had a positive impact on fund performance.
TOP PERFORMANCE CONTRIBUTORS
Industrials sector | The industrials sector was both the fund’s largest sector weighting and its top-performing sector.
Super Micro Computer, Inc. | The maker of computer servers and related products posted a strong return thanks to high demand for its AI-related servers.
FTAI Aviation Ltd. | The company, which leases and sells aircraft engines, benefited from a sharp increase in air travel, leading to stronger-than-expected earnings.

TOP PERFORMANCE DETRACTORS
Energy sector | This was the only sector in the portfolio to decline for the period, driven largely by lower energy prices.
Chart Industries, Inc. | The industrial gas equipment company fell short of earnings expectations in multiple quarters during the period.
Extreme Networks, Inc. | Weaker-than-expected earnings resulting from industry headwinds weighed on the stock of this network equipment and software company.

The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice. Effective November 29, 2023, Redwood Investments, LLC was replaced by Axiom Investors LLC as the fund’s subadvisor.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class NAV)	28.25%	8.58%	7.98%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$472,435,101
Total number of portfolio holdings	58
Total advisory fees paid (net)	$3,653,905
Portfolio turnover rate	177%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Sector Composition
Industrials	29.1%
Information technology	23.1%
Health care	16.9%
Financials	12.3%
Consumer discretionary	9.3%
Consumer staples	6.5%
Energy	2.2%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827265

470A-NAV
8/24
10/24

John Hancock Small Cap Dynamic Growth Fund
Class R6/JSJFX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund, formerly John Hancock Small Cap Growth Fund, (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	$107	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class R6/JSJFX) returned 28.27% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included easing inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally. The significant outperformance of growth stocks also had a positive impact on fund performance.
TOP PERFORMANCE CONTRIBUTORS
Industrials sector | The industrials sector was both the fund’s largest sector weighting and its top-performing sector.
Super Micro Computer, Inc. | The maker of computer servers and related products posted a strong return thanks to high demand for its AI-related servers.
FTAI Aviation Ltd. | The company, which leases and sells aircraft engines, benefited from a sharp increase in air travel, leading to stronger-than-expected earnings.

TOP PERFORMANCE DETRACTORS
Energy sector | This was the only sector in the portfolio to decline for the period, driven largely by lower energy prices.
Chart Industries, Inc. | The industrial gas equipment company fell short of earnings expectations in multiple quarters during the period.
Extreme Networks, Inc. | Weaker-than-expected earnings resulting from industry headwinds weighed on the stock of this network equipment and software company.

The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice. Effective November 29, 2023, Redwood Investments, LLC was replaced by Axiom Investors LLC as the fund’s subadvisor.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	28.27%	8.59%	7.98%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$472,435,101
Total number of portfolio holdings	58
Total advisory fees paid (net)	$3,653,905
Portfolio turnover rate	177%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Sector Composition
Industrials	29.1%
Information technology	23.1%
Health care	16.9%
Financials	12.3%
Consumer discretionary	9.3%
Consumer staples	6.5%
Energy	2.2%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827265

470A-R6
8/24
10/24

John Hancock Real Estate Securities Fund
Class 1/JIREX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class 1/JIREX)	$94	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class 1/JIREX) returned 21.30% for the year ended August 31, 2024. U.S. equities saw significant gains due to easing financial conditions, a decline in inflation and expectations of interest rate cuts, which helped lift prices for many real estate investment trusts (REITs).
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | A position in health care REIT Welltower contributed to the fund’s absolute performance. Its shares trended higher during the period following strong first- and second-quarter 2024 earnings results.
Simon Property Group, Inc. | A stake in mall REIT Simon Property Group also contributed, as its shares rose after the company reported better-than-expected quarterly financial results.

TOP PERFORMANCE DETRACTORS
Veris Residential, Inc. | Shares of Veris Residential, Inc., an owner of multifamily real estate, trended lower as the U.S. Federal Reserve’s “higher-for-longer" interest rate environment weighed on the real estate sector.
UDR, Inc. | Apartment REIT UDR detracted as the company’s stock trended lower during the period due to weaker-than-expected revenue and operating income for consecutive quarters.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class 1/JIREX)	21.30%	5.10%	7.12%
S&P 500 Index	27.14%	15.92%	12.98%
Dow Jones U.S. Select REIT Index	21.13%	4.43%	6.11%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$258,274,796
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,649,263
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	24.3%
Residential REITs	17.7%
Industrial REITs	15.5%
Health care REITs	12.6%
Retail REITs	11.8%
Diversified REITs	7.2%
Office REITs	4.3%
Hotels, restaurants and leisure	1.6%
Health care providers and services	1.2%
Real estate management and development	1.0%
Hotel and resort REITs	1.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827259

488A-1
8/24
10/24

John Hancock Real Estate Securities Fund
Class A/JYEBX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class A/JYEBX)	$129	1.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class A/JYEBX) returned 20.80% (excluding sales charges) for the year ended August 31, 2024. U.S. equities saw significant gains due to easing financial conditions, a decline in inflation and expectations of interest rate cuts, which helped lift prices for many real estate investment trusts (REITs).
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | A position in health care REIT Welltower contributed to the fund’s absolute performance. Its shares trended higher during the period following strong first- and second-quarter 2024 earnings results.
Simon Property Group, Inc. | A stake in mall REIT Simon Property Group also contributed, as its shares rose after the company reported better-than-expected quarterly financial results.

TOP PERFORMANCE DETRACTORS
Veris Residential, Inc. | Shares of Veris Residential, Inc., an owner of multifamily real estate, trended lower as the U.S. Federal Reserve’s “higher-for-longer" interest rate environment weighed on the real estate sector.
UDR, Inc. | Apartment REIT UDR detracted as the company’s stock trended lower during the period due to weaker-than-expected revenue and operating income for consecutive quarters.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class A/JYEBX)	14.77%	3.77%	6.44%
Real Estate Securities Fund (Class A/JYEBX)—excluding sales charge	20.80%	4.84%	6.99%
S&P 500 Index	27.14%	15.92%	12.98%
Dow Jones U.S. Select REIT Index	21.13%	4.43%	6.11%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered 12-2-20. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$258,274,796
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,649,263
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	24.3%
Residential REITs	17.7%
Industrial REITs	15.5%
Health care REITs	12.6%
Retail REITs	11.8%
Diversified REITs	7.2%
Office REITs	4.3%
Hotels, restaurants and leisure	1.6%
Health care providers and services	1.2%
Real estate management and development	1.0%
Hotel and resort REITs	1.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827259

488A-A
8/24
10/24

John Hancock Real Estate Securities Fund
Class C/JABFX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class C/JABFX)	$211	1.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class C/JABFX) returned 20.03% (excluding sales charges) for the year ended August 31, 2024. U.S. equities saw significant gains due to easing financial conditions, a decline in inflation and expectations of interest rate cuts, which helped lift prices for many real estate investment trusts (REITs).
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | A position in health care REIT Welltower contributed to the fund’s absolute performance. Its shares trended higher during the period following strong first- and second-quarter 2024 earnings results.
Simon Property Group, Inc. | A stake in mall REIT Simon Property Group also contributed, as its shares rose after the company reported better-than-expected quarterly financial results.

TOP PERFORMANCE DETRACTORS
Veris Residential, Inc. | Shares of Veris Residential, Inc., an owner of multifamily real estate, trended lower as the U.S. Federal Reserve’s “higher-for-longer" interest rate environment weighed on the real estate sector.
UDR, Inc. | Apartment REIT UDR detracted as the company’s stock trended lower during the period due to weaker-than-expected revenue and operating income for consecutive quarters.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class C/JABFX)	19.03%	4.27%	6.70%
Real Estate Securities Fund (Class C/JABFX)—excluding sales charge	20.03%	4.27%	6.70%
S&P 500 Index	27.14%	15.92%	12.98%
Dow Jones U.S. Select REIT Index	21.13%	4.43%	6.11%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class C shares were first offered 12-2-20. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$258,274,796
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,649,263
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	24.3%
Residential REITs	17.7%
Industrial REITs	15.5%
Health care REITs	12.6%
Retail REITs	11.8%
Diversified REITs	7.2%
Office REITs	4.3%
Hotels, restaurants and leisure	1.6%
Health care providers and services	1.2%
Real estate management and development	1.0%
Hotel and resort REITs	1.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827259

488A-C
8/24
10/24

John Hancock Real Estate Securities Fund
Class I/JABGX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class I/JABGX)	$102	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class I/JABGX) returned 21.17% for the year ended August 31, 2024. U.S. equities saw significant gains due to easing financial conditions, a decline in inflation and expectations of interest rate cuts, which helped lift prices for many real estate investment trusts (REITs).
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | A position in health care REIT Welltower contributed to the fund’s absolute performance. Its shares trended higher during the period following strong first- and second-quarter 2024 earnings results.
Simon Property Group, Inc. | A stake in mall REIT Simon Property Group also contributed, as its shares rose after the company reported better-than-expected quarterly financial results.

TOP PERFORMANCE DETRACTORS
Veris Residential, Inc. | Shares of Veris Residential, Inc., an owner of multifamily real estate, trended lower as the U.S. Federal Reserve’s “higher-for-longer" interest rate environment weighed on the real estate sector.
UDR, Inc. | Apartment REIT UDR detracted as the company’s stock trended lower during the period due to weaker-than-expected revenue and operating income for consecutive quarters.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class I/JABGX)	21.17%	5.07%	7.11%
S&P 500 Index	27.14%	15.92%	12.98%
Dow Jones U.S. Select REIT Index	21.13%	4.43%	6.11%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered 12-2-20. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$258,274,796
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,649,263
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	24.3%
Residential REITs	17.7%
Industrial REITs	15.5%
Health care REITs	12.6%
Retail REITs	11.8%
Diversified REITs	7.2%
Office REITs	4.3%
Hotels, restaurants and leisure	1.6%
Health care providers and services	1.2%
Real estate management and development	1.0%
Hotel and resort REITs	1.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827259

488A-I
8/24
10/24

John Hancock Real Estate Securities Fund
Class R6/JABIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class R6/JABIX)	$90	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class R6/JABIX) returned 21.34% for the year ended August 31, 2024. U.S. equities saw significant gains due to easing financial conditions, a decline in inflation and expectations of interest rate cuts, which helped lift prices for many real estate investment trusts (REITs).
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | A position in health care REIT Welltower contributed to the fund’s absolute performance. Its shares trended higher during the period following strong first- and second-quarter 2024 earnings results.
Simon Property Group, Inc. | A stake in mall REIT Simon Property Group also contributed, as its shares rose after the company reported better-than-expected quarterly financial results.

TOP PERFORMANCE DETRACTORS
Veris Residential, Inc. | Shares of Veris Residential, Inc., an owner of multifamily real estate, trended lower as the U.S. Federal Reserve’s “higher-for-longer" interest rate environment weighed on the real estate sector.
UDR, Inc. | Apartment REIT UDR detracted as the company’s stock trended lower during the period due to weaker-than-expected revenue and operating income for consecutive quarters.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class R6/JABIX)	21.34%	5.13%	7.13%
S&P 500 Index	27.14%	15.92%	12.98%
Dow Jones U.S. Select REIT Index	21.13%	4.43%	6.11%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered 12-2-20. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$258,274,796
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,649,263
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	24.3%
Residential REITs	17.7%
Industrial REITs	15.5%
Health care REITs	12.6%
Retail REITs	11.8%
Diversified REITs	7.2%
Office REITs	4.3%
Hotels, restaurants and leisure	1.6%
Health care providers and services	1.2%
Real estate management and development	1.0%
Hotel and resort REITs	1.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827259
488A-R6
8/24
10/24

John Hancock Blue Chip Growth Fund
Class 1/JIBCX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class 1/JIBCX)	$93	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Fund (Class 1/JIBCX) returned 34.97% for the year ended August 31, 2024. Large-cap U.S. equities registered strong gains in the annual period, reflecting the favorable backdrop of positive economic growth, stable corporate earnings, and expectations for an accommodative policy shift by the U.S. Federal Reserve. Technology-related stocks performed particularly well due to excitement surrounding AI and investors’ broader preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector made the largest contribution to absolute returns. NVIDIA Corp., which is seen as being uniquely positioned to benefit from the growth of AI, was the leading performer. Holdings in Microsoft Corp. and Apple, Inc. further helped the fund capitalize on the rally in mega-cap technology stocks.
Communication services and consumer discretionary | The fund produced robust returns in both areas due to its positions in Meta Platforms, Inc., Alphabet, Inc., and Amazon.com, Inc.
Health care | This sector was another area of strength thanks to a position in Eli Lilly & Company, which rose on optimism about the total available market for its weight loss drugs.

TOP PERFORMANCE DETRACTORS
Energy | The fund’s one holding in the sector—Schlumberger NV—lost ground on concerns that major oil producers would continue to emphasize shareholder returns over capital investment.
Weakness in specific holdings | Outside of energy, key detractors included Tesla, Inc., BILL Holdings, Inc., and Dollar General Corp.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class 1/JIBCX)	34.97%	14.38%	14.12%
S&P 500 Index	27.14%	15.92%	12.98%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,293,100,149
Total number of portfolio holdings	81
Total advisory fees paid (net)	$27,062,757
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	12.0%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Company	3.9%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.4%
ServiceNow, Inc.	2.1%

Sector Composition
Information technology	44.3%
Communication services	15.2%
Consumer discretionary	14.1%
Health care	10.9%
Financials	10.0%
Industrials	1.8%
Consumer staples	1.3%
Materials	0.9%
Utilities	0.7%
Energy	0.3%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827155
457A-1
8/24
10/24

John Hancock Blue Chip Growth Fund
Class A/JBGAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class A/JBGAX)	$134	1.14%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Fund (Class A/JBGAX) returned 34.51% (excluding sales charges) for the year ended August 31, 2024. Large-cap U.S. equities registered strong gains in the annual period, reflecting the favorable backdrop of positive economic growth, stable corporate earnings, and expectations for an accommodative policy shift by the U.S. Federal Reserve. Technology-related stocks performed particularly well due to excitement surrounding AI and investors’ broader preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector made the largest contribution to absolute returns. NVIDIA Corp., which is seen as being uniquely positioned to benefit from the growth of AI, was the leading performer. Holdings in Microsoft Corp. and Apple, Inc. further helped the fund capitalize on the rally in mega-cap technology stocks.
Communication services and consumer discretionary | The fund produced robust returns in both areas due to its positions in Meta Platforms, Inc., Alphabet, Inc., and Amazon.com, Inc.
Health care | This sector was another area of strength thanks to a position in Eli Lilly & Company, which rose on optimism about the total available market for its weight loss drugs.

TOP PERFORMANCE DETRACTORS
Energy | The fund’s one holding in the sector—Schlumberger NV—lost ground on concerns that major oil producers would continue to emphasize shareholder returns over capital investment.
Weakness in specific holdings | Outside of energy, key detractors included Tesla, Inc., BILL Holdings, Inc., and Dollar General Corp.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class A/JBGAX)	27.78%	12.82%	13.18%
Blue Chip Growth Fund (Class A/JBGAX)—excluding sales charge	34.51%	13.98%	13.76%
S&P 500 Index	27.14%	15.92%	12.98%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,293,100,149
Total number of portfolio holdings	81
Total advisory fees paid (net)	$27,062,757
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	12.0%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Company	3.9%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.4%
ServiceNow, Inc.	2.1%

Sector Composition
Information technology	44.3%
Communication services	15.2%
Consumer discretionary	14.1%
Health care	10.9%
Financials	10.0%
Industrials	1.8%
Consumer staples	1.3%
Materials	0.9%
Utilities	0.7%
Energy	0.3%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827155

457A-A
8/24
10/24

John Hancock Blue Chip Growth Fund
Class C/JBGCX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class C/JBGCX)	$217	1.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Fund (Class C/JBGCX) returned 33.58% (excluding sales charges) for the year ended August 31, 2024. Large-cap U.S. equities registered strong gains in the annual period, reflecting the favorable backdrop of positive economic growth, stable corporate earnings, and expectations for an accommodative policy shift by the U.S. Federal Reserve. Technology-related stocks performed particularly well due to excitement surrounding AI and investors’ broader preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector made the largest contribution to absolute returns. NVIDIA Corp., which is seen as being uniquely positioned to benefit from the growth of AI, was the leading performer. Holdings in Microsoft Corp. and Apple, Inc. further helped the fund capitalize on the rally in mega-cap technology stocks.
Communication services and consumer discretionary | The fund produced robust returns in both areas due to its positions in Meta Platforms, Inc., Alphabet, Inc., and Amazon.com, Inc.
Health care | This sector was another area of strength thanks to a position in Eli Lilly & Company, which rose on optimism about the total available market for its weight loss drugs.

TOP PERFORMANCE DETRACTORS
Energy | The fund’s one holding in the sector—Schlumberger NV—lost ground on concerns that major oil producers would continue to emphasize shareholder returns over capital investment.
Weakness in specific holdings | Outside of energy, key detractors included Tesla, Inc., BILL Holdings, Inc., and Dollar General Corp.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class C/JBGCX)	32.58%	13.17%	12.98%
Blue Chip Growth Fund (Class C/JBGCX)—excluding sales charge	33.58%	13.17%	12.98%
S&P 500 Index	27.14%	15.92%	12.98%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,293,100,149
Total number of portfolio holdings	81
Total advisory fees paid (net)	$27,062,757
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	12.0%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Company	3.9%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.4%
ServiceNow, Inc.	2.1%

Sector Composition
Information technology	44.3%
Communication services	15.2%
Consumer discretionary	14.1%
Health care	10.9%
Financials	10.0%
Industrials	1.8%
Consumer staples	1.3%
Materials	0.9%
Utilities	0.7%
Energy	0.3%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827155

457A-C
8/24
10/24

John Hancock Blue Chip Growth Fund
Class NAV/JHBCDX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class NAV/JHBCDX)	$87	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Fund (Class NAV/JHBCDX) returned 35.07% for the year ended August 31, 2024. Large-cap U.S. equities registered strong gains in the annual period, reflecting the favorable backdrop of positive economic growth, stable corporate earnings, and expectations for an accommodative policy shift by the U.S. Federal Reserve. Technology-related stocks performed particularly well due to excitement surrounding AI and investors’ broader preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector made the largest contribution to absolute returns. NVIDIA Corp., which is seen as being uniquely positioned to benefit from the growth of AI, was the leading performer. Holdings in Microsoft Corp. and Apple, Inc. further helped the fund capitalize on the rally in mega-cap technology stocks.
Communication services and consumer discretionary | The fund produced robust returns in both areas due to its positions in Meta Platforms, Inc., Alphabet, Inc., and Amazon.com, Inc.
Health care | This sector was another area of strength thanks to a position in Eli Lilly & Company, which rose on optimism about the total available market for its weight loss drugs.

TOP PERFORMANCE DETRACTORS
Energy | The fund’s one holding in the sector—Schlumberger NV—lost ground on concerns that major oil producers would continue to emphasize shareholder returns over capital investment.
Weakness in specific holdings | Outside of energy, key detractors included Tesla, Inc., BILL Holdings, Inc., and Dollar General Corp.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class NAV/JHBCDX)	35.07%	14.44%	14.17%
S&P 500 Index	27.14%	15.92%	12.98%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,293,100,149
Total number of portfolio holdings	81
Total advisory fees paid (net)	$27,062,757
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	12.0%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Company	3.9%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.4%
ServiceNow, Inc.	2.1%

Sector Composition
Information technology	44.3%
Communication services	15.2%
Consumer discretionary	14.1%
Health care	10.9%
Financials	10.0%
Industrials	1.8%
Consumer staples	1.3%
Materials	0.9%
Utilities	0.7%
Energy	0.3%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827155

457A-NAV
8/24
10/24

John Hancock Alternative Asset Allocation Fund
Class A/JAAAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class A/JAAAX)	$79	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class A/JAAAX) returned 7.51% (excluding sales charges) for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Generally positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was rebounding.
TOP PERFORMANCE CONTRIBUTORS
Holdings with equity exposure | JP Morgan Hedged Equity Fund and Seaport Long/Short Fund (Wellington) performed well at a time of strong returns for the broader equity market. Market-neutral, income-oriented funds also contributed, as did merger arbitrage strategies.
Real estate investment trusts and infrastructure stocks | Both categories registered robust gains in the second half of the period amid mounting optimism about the interest-rate outlook.
Precious metals | Invesco DB Precious Metals Fund was a top performer, as gold and silver prices benefited from favorable supply-and-demand conditions and worries about the possibility of resurgent inflation.

TOP PERFORMANCE DETRACTORS
Absolute return funds | Volatile market conditions contributed to negative returns for Credit Suisse Managed Futures Strategy (which has since been sold) and Virtus AlphaSimplex Managed Futures Strategy.
Commodities | Although industrial metal and agricultural commodities performed well, the broader category was pressured by weakness in crude oil and natural gas. Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF registered a negative return for the period and detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class A/JAAAX)	2.16%	2.80%	2.02%
Alternative Asset Allocation Fund (Class A/JAAAX)—excluding sales charge	7.51%	3.86%	2.55%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$787,529,929
Total number of portfolio holdings	15
Total advisory fees paid (net)	$2,109,958
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.3%
Absolute return strategies	33.3%
Alternative investment approaches	18.6%
Alternative markets	6.4%
Unaffiliated investment companies	37.7%
Absolute return strategies	22.7%
Alternative investment approaches	12.5%
Alternative markets	2.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827105

345A-A
8/24
10/24

John Hancock Alternative Asset Allocation Fund
Class C/JAACX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class C/JAACX)	$151	1.46%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class C/JAACX) returned 6.77% (excluding sales charges) for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Generally positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was rebounding.
TOP PERFORMANCE CONTRIBUTORS
Holdings with equity exposure | JP Morgan Hedged Equity Fund and Seaport Long/Short Fund (Wellington) performed well at a time of strong returns for the broader equity market. Market-neutral, income-oriented funds also contributed, as did merger arbitrage strategies.
Real estate investment trusts and infrastructure stocks | Both categories registered robust gains in the second half of the period amid mounting optimism about the interest-rate outlook.
Precious metals | Invesco DB Precious Metals Fund was a top performer, as gold and silver prices benefited from favorable supply-and-demand conditions and worries about the possibility of resurgent inflation.

TOP PERFORMANCE DETRACTORS
Absolute return funds | Volatile market conditions contributed to negative returns for Credit Suisse Managed Futures Strategy (which has since been sold) and Virtus AlphaSimplex Managed Futures Strategy.
Commodities | Although industrial metal and agricultural commodities performed well, the broader category was pressured by weakness in crude oil and natural gas. Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF registered a negative return for the period and detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class C/JAACX)	5.77%	3.13%	1.83%
Alternative Asset Allocation Fund (Class C/JAACX)—excluding sales charge	6.77%	3.13%	1.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$787,529,929
Total number of portfolio holdings	15
Total advisory fees paid (net)	$2,109,958
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.3%
Absolute return strategies	33.3%
Alternative investment approaches	18.6%
Alternative markets	6.4%
Unaffiliated investment companies	37.7%
Absolute return strategies	22.7%
Alternative investment approaches	12.5%
Alternative markets	2.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827105

345A-C
8/24
10/24

John Hancock Alternative Asset Allocation Fund
Class I/JAAIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class I/JAAIX)	$48	0.46%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class I/JAAIX) returned 7.81% for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Generally positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was rebounding.
TOP PERFORMANCE CONTRIBUTORS
Holdings with equity exposure | JP Morgan Hedged Equity Fund and Seaport Long/Short Fund (Wellington) performed well at a time of strong returns for the broader equity market. Market-neutral, income-oriented funds also contributed, as did merger arbitrage strategies.
Real estate investment trusts and infrastructure stocks | Both categories registered robust gains in the second half of the period amid mounting optimism about the interest-rate outlook.
Precious metals | Invesco DB Precious Metals Fund was a top performer, as gold and silver prices benefited from favorable supply-and-demand conditions and worries about the possibility of resurgent inflation.

TOP PERFORMANCE DETRACTORS
Absolute return funds | Volatile market conditions contributed to negative returns for Credit Suisse Managed Futures Strategy (which has since been sold) and Virtus AlphaSimplex Managed Futures Strategy.
Commodities | Although industrial metal and agricultural commodities performed well, the broader category was pressured by weakness in crude oil and natural gas. Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF registered a negative return for the period and detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class I/JAAIX)	7.81%	4.17%	2.86%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$787,529,929
Total number of portfolio holdings	15
Total advisory fees paid (net)	$2,109,958
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.3%
Absolute return strategies	33.3%
Alternative investment approaches	18.6%
Alternative markets	6.4%
Unaffiliated investment companies	37.7%
Absolute return strategies	22.7%
Alternative investment approaches	12.5%
Alternative markets	2.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827105

345A-I
8/24
10/24

John Hancock Alternative Asset Allocation Fund
Class R2/JAAPX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R2/JAAPX)	$88	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R2/JAAPX) returned 7.43% for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Generally positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was rebounding.
TOP PERFORMANCE CONTRIBUTORS
Holdings with equity exposure | JP Morgan Hedged Equity Fund and Seaport Long/Short Fund (Wellington) performed well at a time of strong returns for the broader equity market. Market-neutral, income-oriented funds also contributed, as did merger arbitrage strategies.
Real estate investment trusts and infrastructure stocks | Both categories registered robust gains in the second half of the period amid mounting optimism about the interest-rate outlook.
Precious metals | Invesco DB Precious Metals Fund was a top performer, as gold and silver prices benefited from favorable supply-and-demand conditions and worries about the possibility of resurgent inflation.

TOP PERFORMANCE DETRACTORS
Absolute return funds | Volatile market conditions contributed to negative returns for Credit Suisse Managed Futures Strategy (which has since been sold) and Virtus AlphaSimplex Managed Futures Strategy.
Commodities | Although industrial metal and agricultural commodities performed well, the broader category was pressured by weakness in crude oil and natural gas. Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF registered a negative return for the period and detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R2/JAAPX)	7.43%	3.77%	2.44%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$787,529,929
Total number of portfolio holdings	15
Total advisory fees paid (net)	$2,109,958
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.3%
Absolute return strategies	33.3%
Alternative investment approaches	18.6%
Alternative markets	6.4%
Unaffiliated investment companies	37.7%
Absolute return strategies	22.7%
Alternative investment approaches	12.5%
Alternative markets	2.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827105

345A-R2
8/24
10/24

John Hancock Alternative Asset Allocation Fund
Class R4/JAASX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R4/JAASX)	$62	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R4/JAASX) returned 7.66% for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Generally positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was rebounding.
TOP PERFORMANCE CONTRIBUTORS
Holdings with equity exposure | JP Morgan Hedged Equity Fund and Seaport Long/Short Fund (Wellington) performed well at a time of strong returns for the broader equity market. Market-neutral, income-oriented funds also contributed, as did merger arbitrage strategies.
Real estate investment trusts and infrastructure stocks | Both categories registered robust gains in the second half of the period amid mounting optimism about the interest-rate outlook.
Precious metals | Invesco DB Precious Metals Fund was a top performer, as gold and silver prices benefited from favorable supply-and-demand conditions and worries about the possibility of resurgent inflation.

TOP PERFORMANCE DETRACTORS
Absolute return funds | Volatile market conditions contributed to negative returns for Credit Suisse Managed Futures Strategy (which has since been sold) and Virtus AlphaSimplex Managed Futures Strategy.
Commodities | Although industrial metal and agricultural commodities performed well, the broader category was pressured by weakness in crude oil and natural gas. Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF registered a negative return for the period and detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R4/JAASX)	7.66%	4.03%	2.71%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$787,529,929
Total number of portfolio holdings	15
Total advisory fees paid (net)	$2,109,958
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.3%
Absolute return strategies	33.3%
Alternative investment approaches	18.6%
Alternative markets	6.4%
Unaffiliated investment companies	37.7%
Absolute return strategies	22.7%
Alternative investment approaches	12.5%
Alternative markets	2.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827105

345A-R4
8/24
10/24

John Hancock Alternative Asset Allocation Fund
Class R6/JAARX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R6/JAARX)	$36	0.35%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R6/JAARX) returned 7.98% for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Generally positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was rebounding.
TOP PERFORMANCE CONTRIBUTORS
Holdings with equity exposure | JP Morgan Hedged Equity Fund and Seaport Long/Short Fund (Wellington) performed well at a time of strong returns for the broader equity market. Market-neutral, income-oriented funds also contributed, as did merger arbitrage strategies.
Real estate investment trusts and infrastructure stocks | Both categories registered robust gains in the second half of the period amid mounting optimism about the interest-rate outlook.
Precious metals | Invesco DB Precious Metals Fund was a top performer, as gold and silver prices benefited from favorable supply-and-demand conditions and worries about the possibility of resurgent inflation.

TOP PERFORMANCE DETRACTORS
Absolute return funds | Volatile market conditions contributed to negative returns for Credit Suisse Managed Futures Strategy (which has since been sold) and Virtus AlphaSimplex Managed Futures Strategy.
Commodities | Although industrial metal and agricultural commodities performed well, the broader category was pressured by weakness in crude oil and natural gas. Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF registered a negative return for the period and detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R6/JAARX)	7.98%	4.29%	2.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$787,529,929
Total number of portfolio holdings	15
Total advisory fees paid (net)	$2,109,958
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.3%
Absolute return strategies	33.3%
Alternative investment approaches	18.6%
Alternative markets	6.4%
Unaffiliated investment companies	37.7%
Absolute return strategies	22.7%
Alternative investment approaches	12.5%
Alternative markets	2.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827105

345A-R6
8/24
10/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $190,385 and $183,468 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940, and a software licensing fee. Amounts billed to the registrant were $8,460 and $7,573 for fiscal years ended August 31, 2024 and August 31, 2023, respectively.

Amounts billed to control affiliates were $145,263 and $127,986 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $3,090 and $6,497 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $1,847 and $0 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $870,275 for the fiscal year ended August 31, 2024 and $1,425,414 for the fiscal year ended August 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2024 for the following funds:

John Hancock Funds II

  John Hancock Alternative Asset Allocation Fund

  John Hancock Blue Chip Growth Fund

  John Hancock Real Estate Securities Fund

  John Hancock Small Cap Dynamic Growth Fund

  John Hancock Small Cap Value Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Alternative Asset Allocation Fund
Alternative
August 31, 2024

John Hancock
Alternative Asset Allocation Fund

2	Fund’s investments
4	Financial statements
8	Financial highlights
14	Notes to financial statements
23	Report of independent registered public accounting firm
24	Tax information
25	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

Fund’s investments
AS OF 8-31-24
	Shares	Value
Affiliated investment companies (A) 58.3%		$458,676,236
(Cost $423,551,717)
Absolute return strategies 33.3%		262,205,940
Diversified Macro, Class NAV, JHIT (Graham)	6,282,705	56,544,348
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI) (B)	9,749,265	103,634,688
NYLI Merger Arbitrage ETF (C)(D)	953,897	31,221,049
The Arbitrage Fund, Class I (C)	5,240,996	70,805,855
Alternative investment approaches 18.6%		146,594,410
Seaport Long/Short, Class NAV, JHIT (Wellington)	6,812,389	85,495,476
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (E)	6,043,416	61,098,934
Alternative markets 6.4%		49,875,886
Infrastructure, Class NAV, JHIT (Wellington)	2,387,088	36,116,636

Invesco DB Precious Metals Fund (C)	227,729	13,759,250
Unaffiliated investment companies 37.7%		$297,117,497
(Cost $268,157,204)
Absolute return strategies 22.7%		179,078,670
Calamos Market Neutral Income Fund	4,388,442	65,036,706
Victory Market Neutral Income Fund	8,780,317	74,369,281
Virtus AlphaSimplex Managed Futures Strategy Fund	4,427,755	39,672,683
Alternative investment approaches 12.5%		98,454,908
JPMorgan Hedged Equity Fund	3,058,556	98,454,908
Alternative markets 2.5%		19,583,919
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (D)	718,658	9,586,898
Vanguard Real Estate ETF	105,088	9,997,021

	Yield (%)	Shares	Value
Short-term investments 5.1%			$40,255,662
(Cost $40,235,624)
Short-term funds 5.1%			40,255,662
John Hancock Collateral Trust (F)	5.2747(G)	4,025,727	40,255,662

Total investments (Cost $731,944,545) 101.1%	$796,049,395
Other assets and liabilities, net (1.1%)	(8,519,466)
Total net assets 100.0%	$787,529,929

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	2

(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(D)	All or a portion of this security is on loan as of 8-31-24.
(E)	The subadvisor is an affiliate of the advisor.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $8,948,856.
(G)	The rate shown is the annualized seven-day yield as of 8-31-24.
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $749,744,024. Net unrealized appreciation aggregated to $46,305,371, of which $55,285,827 related to gross unrealized appreciation and $8,980,456 related to gross unrealized depreciation.
Subadvisors of Affiliated Underlying Funds
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Wellington Management Company LLP	(Wellington)
3	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $268,157,204) including $10,109,825 of securities loaned	$297,117,497
Affiliated investments, at value (Cost $463,787,341)	498,931,898
Total investments, at value (Cost $731,944,545)	796,049,395
Dividends and interest receivable	334,281
Receivable for fund shares sold	1,345,352
Receivable for investments sold	5,622
Receivable for securities lending income	5,389
Receivable from affiliates	7,638
Other assets	101,574
Total assets	797,849,251
Liabilities
Due to custodian	84,509
Payable for investments purchased	336,547
Payable for fund shares repurchased	713,596
Payable upon return of securities loaned	8,967,318
Payable to affiliates
Accounting and legal services fees	25,488
Transfer agent fees	70,393
Distribution and service fees	142
Trustees’ fees	752
Other liabilities and accrued expenses	120,577
Total liabilities	10,319,322
Net assets	$787,529,929
Net assets consist of
Paid-in capital	$767,243,306
Total distributable earnings (loss)	20,286,623
Net assets	$787,529,929

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	4

STATEMENT OF ASSETS AND LIABILITIES 8-31-24  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($57,411,872 ÷ 3,596,701 shares)[1]	$15.96
Class C ($4,880,811 ÷ 305,761 shares)[1]	$15.96
Class I ($694,480,168 ÷ 43,420,245 shares)	$15.99
Class R2 ($622,321 ÷ 39,045 shares)	$15.94
Class R4 ($140,831 ÷ 8,800 shares)	$16.00
Class R6 ($29,993,926 ÷ 1,873,471 shares)	$16.01
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.80

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Dividends from affiliated investments	$9,997,767
Dividends	6,425,886
Securities lending	50,039
Total investment income	16,473,692
Expenses
Investment management fees	3,532,623
Distribution and service fees	245,174
Accounting and legal services fees	154,675
Transfer agent fees	865,942
Trustees’ fees	17,919
Custodian fees	39,197
State registration fees	134,813
Printing and postage	73,982
Professional fees	90,388
Other	52,349
Total expenses	5,207,062
Less expense reductions	(1,422,795)
Net expenses	3,784,267
Net investment income	12,689,425
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,215,623
Affiliated investments	(5,656,549)
Capital gain distributions received from unaffiliated investments	1,806,576
Capital gain distributions received from affiliated investments	2,585,271
(49,079)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	10,618,528
Affiliated investments	34,921,459
45,539,987
Net realized and unrealized gain	45,490,908
Increase in net assets from operations	$58,180,333
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$12,689,425	$20,739,742
Net realized gain (loss)	(49,079)	7,875,194
Change in net unrealized appreciation (depreciation)	45,539,987	3,055,803
Increase in net assets resulting from operations	58,180,333	31,670,739
Distributions to shareholders
From earnings
Class A	(1,002,053)	(2,173,302)
Class C	(67,664)	(198,996)
Class I	(12,983,785)	(20,633,976)
Class R2	(19,758)	(27,745)
Class R4	(2,363)	(3,724)
Class R6	(626,428)	(924,684)
Total distributions	(14,702,051)	(23,962,427)
From fund share transactions	(14,121,761)	108,938,502
Total increase	29,356,521	116,646,814
Net assets
Beginning of year	758,173,408	641,526,594
End of year	$787,529,929	$758,173,408
7	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$15.10	$14.98	$15.70	$14.57	$14.66
Net investment income[1,2]	0.21	0.40	0.23	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.91	0.16	(0.69)	1.17	0.31
Total from investment operations	1.12	0.56	(0.46)	1.24	0.40
Less distributions
From net investment income	(0.20)	(0.34)	(0.24)	(0.03)	(0.27)
From net realized gain	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)
Total distributions	(0.26)	(0.44)	(0.26)	(0.11)	(0.49)
Net asset value, end of period	$15.96	$15.10	$14.98	$15.70	$14.57
Total return (%)[3,4]	7.51	3.86	(2.95)	8.55	2.74
Ratios and supplemental data
Net assets, end of period (in millions)	$57	$60	$73	$68	$62
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.95	0.95	0.90	0.88	0.88
Expenses including reductions[5]	0.76	0.76	0.72	0.66	0.66
Net investment income[2]	1.39	2.69	1.47	0.47	0.63
Portfolio turnover (%)	24	30	13	25	37

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	8

CLASS C SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$15.10	$14.98	$15.70	$14.58	$14.67
Net investment income (loss)[1,2]	0.12	0.29	0.13	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.89	0.16	(0.69)	1.16	0.31
Total from investment operations	1.01	0.45	(0.56)	1.13	0.30
Less distributions
From net investment income	(0.09)	(0.23)	(0.14)	—	(0.17)
From net realized gain	(0.06)	(0.10)	(0.02)	(0.01)	(0.22)
Total distributions	(0.15)	(0.33)	(0.16)	(0.01)	(0.39)
Net asset value, end of period	$15.96	$15.10	$14.98	$15.70	$14.58
Total return (%)[3,4]	6.77	3.11	(3.62)	7.77	2.04
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$7	$11	$17	$31
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	1.65	1.65	1.60	1.58	1.58
Expenses including reductions[5]	1.46	1.46	1.41	1.36	1.36
Net investment income (loss)[2]	0.76	1.93	0.86	(0.21)	(0.06)
Portfolio turnover (%)	24	30	13	25	37

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
9	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$15.13	$15.01	$15.73	$14.59	$14.68
Net investment income[1,2]	0.26	0.43	0.26	0.12	0.14
Net realized and unrealized gain (loss) on investments	0.90	0.17	(0.67)	1.17	0.30
Total from investment operations	1.16	0.60	(0.41)	1.29	0.44
Less distributions
From net investment income	(0.24)	(0.38)	(0.29)	(0.07)	(0.31)
From net realized gain	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)
Total distributions	(0.30)	(0.48)	(0.31)	(0.15)	(0.53)
Net asset value, end of period	$15.99	$15.13	$15.01	$15.73	$14.59
Total return (%)[3]	7.81	4.17	(2.66)	8.92	3.04
Ratios and supplemental data
Net assets, end of period (in millions)	$694	$660	$529	$374	$347
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.65	0.65	0.60	0.58	0.58
Expenses including reductions[4]	0.46	0.46	0.42	0.36	0.36
Net investment income[2]	1.66	2.90	1.67	0.76	0.95
Portfolio turnover (%)	24	30	13	25	37

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	10

CLASS R2 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$15.08	$14.95	$15.67	$14.55	$14.64
Net investment income[1,2]	0.17	0.25	0.22	0.06	0.08
Net realized and unrealized gain (loss) on investments	0.94	0.30	(0.69)	1.16	0.31
Total from investment operations	1.11	0.55	(0.47)	1.22	0.39
Less distributions
From net investment income	(0.19)	(0.32)	(0.23)	(0.02)	(0.26)
From net realized gain	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)
Total distributions	(0.25)	(0.42)	(0.25)	(0.10)	(0.48)
Net asset value, end of period	$15.94	$15.08	$14.95	$15.67	$14.55
Total return (%)[3]	7.43	3.82	(3.04)	8.41	2.65
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$3	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	1.04	1.04	0.99	0.95	0.96
Expenses including reductions[4]	0.85	0.85	0.81	0.74	0.75
Net investment income[2]	1.13	1.67	1.45	0.38	0.54
Portfolio turnover (%)	24	30	13	25	37

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
11	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$15.14	$15.01	$15.73	$14.60	$14.69
Net investment income[1,2]	0.24	0.41	0.21	0.10	0.07
Net realized and unrealized gain (loss) on investments	0.90	0.18	(0.64)	1.16	0.35
Total from investment operations	1.14	0.59	(0.43)	1.26	0.42
Less distributions
From net investment income	(0.22)	(0.36)	(0.27)	(0.05)	(0.29)
From net realized gain	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)
Total distributions	(0.28)	(0.46)	(0.29)	(0.13)	(0.51)
Net asset value, end of period	$16.00	$15.14	$15.01	$15.73	$14.60
Total return (%)[3]	7.66	4.06	(2.78)	8.70	2.91
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.88	0.89	0.84	0.83	0.81
Expenses including reductions[5]	0.60	0.60	0.56	0.51	0.50
Net investment income[2]	1.53	2.75	1.41	0.68	0.45
Portfolio turnover (%)	24	30	13	25	37

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	12

CLASS R6 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$15.14	$15.02	$15.74	$14.60	$14.69
Net investment income[1,2]	0.28	0.45	0.27	0.13	0.14
Net realized and unrealized gain (loss) on investments	0.91	0.17	(0.66)	1.18	0.32
Total from investment operations	1.19	0.62	(0.39)	1.31	0.46
Less distributions
From net investment income	(0.26)	(0.40)	(0.31)	(0.09)	(0.33)
From net realized gain	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)
Total distributions	(0.32)	(0.50)	(0.33)	(0.17)	(0.55)
Net asset value, end of period	$16.01	$15.14	$15.02	$15.74	$14.60
Total return (%)[3]	7.98	4.25	(2.55)	9.02	3.15
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$28	$27	$21	$22
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.53	0.54	0.49	0.48	0.46
Expenses including reductions[4]	0.35	0.35	0.31	0.26	0.25
Net investment income[2]	1.82	2.99	1.74	0.88	1.01
Portfolio turnover (%)	24	30	13	25	37

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
13	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK Alternative Asset Allocation Fund	14

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
15	JOHN HANCOCK Alternative Asset Allocation Fund |

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2024, the fund loaned securities valued at $10,109,825 and received $8,967,318 of cash collateral.
In addition, non-cash collateral of approximately $1,386,399 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024 were $5,958.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $11,724,443 and a long-term capital loss carryforward of $17,914,782 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
| JOHN HANCOCK Alternative Asset Allocation Fund	16

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Ordinary income	$14,702,051	$23,962,427
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis consisted of $3,620,477 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund pays the Advisor a management fee for its services to the fund. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management fees are determined in accordance with the following schedule:
	First $5.0 billion of average net assets	Excess over $5.0 billion of average net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%
17	JOHN HANCOCK Alternative Asset Allocation Fund |

The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% of the fund’s average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has also contractually agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average daily net assets and 0.525% of the fund’s average daily net assets in excess of $5 billion. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$108,145
Class C	11,251
Class I	1,246,331
Class R2	2,557
Class	Expense reduction
Class R4	$239
Class R6	54,142
Total	$1,422,665

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.27% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
| JOHN HANCOCK Alternative Asset Allocation Fund	18

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $130 for Class R4 shares for the year ended August 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22,638 for the year ended August 31, 2024. Of this amount, $3,741 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $18,897 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor amounted to $2,523 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$176,422	$68,517
Class C	61,294	7,159
Class I	—	788,651
Class R2	7,003	74
Class R4	455	7
Class R6	—	1,534
Total	$245,174	$865,942
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
19	JOHN HANCOCK Alternative Asset Allocation Fund |

Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	333,162	$5,125,090	620,355	$9,191,860
Distributions reinvested	64,465	974,069	146,858	2,122,095
Repurchased	(794,761)	(12,251,282)	(1,670,002)	(24,775,499)
Net decrease	(397,134)	$(6,152,123)	(902,789)	$(13,461,544)
Class C shares
Sold	45,471	$694,359	51,285	$759,484
Distributions reinvested	4,454	67,664	13,666	198,423
Repurchased	(218,774)	(3,373,127)	(306,151)	(4,542,124)
Net decrease	(168,849)	$(2,611,104)	(241,200)	$(3,584,217)
Class I shares
Sold	15,651,128	$240,342,215	25,705,834	$382,033,630
Distributions reinvested	842,170	12,725,186	1,377,863	19,910,119
Repurchased	(16,701,032)	(256,809,781)	(18,720,646)	(278,008,520)
Net increase (decrease)	(207,734)	$(3,742,380)	8,363,051	$123,935,229
Class R2 shares
Sold	10,985	$166,071	147,595	$2,195,602
Distributions reinvested	1,184	17,871	1,667	24,067
Repurchased	(172,164)	(2,618,924)	(17,606)	(261,935)
Net increase (decrease)	(159,995)	$(2,434,982)	131,656	$1,957,734
Class R4 shares
Sold	1,423	$21,844	994	$14,766
Distributions reinvested	156	2,363	257	3,724
Repurchased	(379)	(5,945)	(1,476)	(22,027)
Net increase (decrease)	1,200	$18,262	(225)	$(3,537)
Class R6 shares
Sold	849,078	$13,031,192	712,045	$10,574,599
Distributions reinvested	40,465	611,832	63,992	924,684
Repurchased	(833,281)	(12,842,458)	(766,984)	(11,404,446)
Net increase	56,262	$800,566	9,053	$94,837
Total net increase (decrease)	(876,250)	$(14,121,761)	7,359,546	$108,938,502
Affiliates of the fund owned 3% of shares of Class R6 on August 31, 2024.
| JOHN HANCOCK Alternative Asset Allocation Fund	20

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $175,790,645 and $190,506,054, respectively, for the year ended August 31, 2024.
Note 7—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2024, the fund held 5% or more of the net assets of the affiliated underlying funds shown below:
Fund	Underlying fund’s net assets
John Hancock Funds II Multi-Asset Absolute Return Fund	31.6%
John Hancock Investment Trust Seaport Long/Short Fund	18.5%
John Hancock Investment Trust Infrastructure Fund	6.3%
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Macro	6,282,705	$61,026,450	$17,205,244	$(19,337,271)	$(873,484)	$(1,476,591)	$993,934	$1,351,042	$56,544,348
Infrastructure	2,387,088	35,687,553	7,126,043	(14,174,904)	824,426	6,653,518	983,665	—	36,116,636
John Hancock Collateral Trust*	4,025,727	37,604,230	150,786,383	(148,144,230)	3,201	6,078	1,702,358	—	40,255,662
Multi-Asset Absolute Return	9,749,265	99,069,307	10,147,361	(11,327,674)	110,185	5,635,509	—	—	103,634,688
Seaport Long/Short	6,812,389	84,366,725	9,162,211	(16,250,904)	(220,565)	8,438,009	2,734,429	—	85,495,476
Strategic Income Opportunities	6,043,416	57,276,250	9,174,458	(7,797,839)	(630,828)	3,076,893	2,123,252	—	61,098,934
					$(787,065)	$22,333,416	$8,537,638	$1,351,042	$383,145,744

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the year ended August 31, 2024, is set forth below:
21	JOHN HANCOCK Alternative Asset Allocation Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Credit Suisse Managed Futures Strategy Fund	—	$42,375,962	—	$(42,012,220)	$(7,778,697)	$7,414,955	—	—	—
Invesco DB Precious Metals Fund	227,729	22,803,807	$6,145,144	(19,267,571)	2,907,652	1,170,218	$983,727	—	$13,759,250
NYLI Merger Arbitrage ETF	953,897	29,837,437	3,996,892	(3,899,063)	(41,275)	1,327,058	355,432	—	31,221,049
The Arbitrage Fund, Class I	5,240,996	68,654,756	7,164,687	(7,732,236)	42,836	2,675,812	171,009	$1,234,229	70,805,855
					$(4,869,484)	$12,588,043	$1,510,168	$1,234,229	$115,786,154
| JOHN HANCOCK Alternative Asset Allocation Fund	22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Alternative Asset Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Alternative Asset Allocation Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and broker; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
23	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	24

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Alternative Asset Allocation Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
25	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	26

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.  The Board noted that net management fees for the fund are lower than the peer group median and net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risk undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information
27	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the fund’s investments in the underlying portfolios, and that the Advisor made a finding that the fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fees for the fund are paid by the Advisor;
(k)	with respect to the fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the affiliated underlying funds in which the funds may invest;
(l)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	28

(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that with respect to the John Hancock underlying funds in which the fund invests, the Advisor has contractually agreed to waive a portion of its management fee such funds and for each of the other John Hancock funds in the complex (except as discussed below) with respect to the John Hancock underlying funds in which the fund invests (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The funds that are not participating portfolios are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust. The funds of funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the participating portfolios, which are subject to reimbursement;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fees for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s respective Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and
29	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under each Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes.  The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	30

In addition, the Trustees reviewed the subadvisory fees to be paid to the Subadvisor for the fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the fund’s investments in the underlying portfolios, and that the Advisor made a finding that the fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
31	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

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This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3827105	345A 8/24
10/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Blue Chip Growth Fund
U.S. equity
August 31, 2024

John Hancock
Blue Chip Growth Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
22	Report of independent registered public accounting firm
23	Tax information
24	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK BLUE CHIP GROWTH FUND |

Fund’s investments
AS OF 8-31-24
	Shares	Value
Common stocks 98.1%		$4,210,126,007
(Cost $1,066,400,736)
Communication services 15.2%		652,249,487
Entertainment 2.1%
Netflix, Inc. (A)	110,505	77,502,682
Sea, Ltd., ADR (A)	158,913	12,444,477
Interactive media and services 12.1%
Alphabet, Inc., Class A	330,482	53,994,149
Alphabet, Inc., Class C	1,550,132	255,942,295
Meta Platforms, Inc., Class A	402,168	209,654,200
Wireless telecommunication services 1.0%
T-Mobile US, Inc.	214,934	42,711,684
Consumer discretionary 13.9%		598,490,852
Automobiles 1.6%
Tesla, Inc. (A)	332,282	71,144,899
Broadline retail 7.8%
Amazon.com, Inc. (A)	1,877,197	335,079,665
Hotels, restaurants and leisure 2.1%
Booking Holdings, Inc.	9,183	35,898,459
Chipotle Mexican Grill, Inc. (A)	711,200	39,884,096
DoorDash, Inc., Class A (A)	107,442	13,828,860
Specialty retail 2.2%
Carvana Company (A)	357,615	53,863,971
Ross Stores, Inc.	143,004	21,537,832
The TJX Companies, Inc.	163,072	19,123,453
Textiles, apparel and luxury goods 0.2%
Lululemon Athletica, Inc. (A)	23,165	6,010,623
NIKE, Inc., Class B	25,432	2,118,994
Consumer staples 1.3%		55,097,424
Consumer staples distribution and retail 0.3%
Dollar General Corp.	152,744	12,673,170
Food products 0.2%
Mondelez International, Inc., Class A	136,422	9,796,464
Household products 0.8%
Colgate-Palmolive Company	177,044	18,855,186
The Procter & Gamble Company	80,288	13,772,604
Energy 0.3%		10,709,146
Energy equipment and services 0.3%
Schlumberger, Ltd.	243,445	10,709,146
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BLUE CHIP GROWTH FUND	2

	Shares	Value
Financials 8.8%		$379,164,547
Capital markets 1.7%
Morgan Stanley	172,258	17,847,651
MSCI, Inc.	7,427	4,312,042
S&P Global, Inc.	38,248	19,630,404
The Charles Schwab Corp.	195,375	12,718,913
The Goldman Sachs Group, Inc.	36,247	18,495,032
Financial services 5.6%
Adyen NV (A)(B)	5,690	8,397,321
Fiserv, Inc. (A)	55,720	9,728,712
Mastercard, Inc., Class A	211,988	102,462,280
Visa, Inc., Class A	430,069	118,858,170
Insurance 1.5%
Chubb, Ltd.	162,752	46,250,863
Marsh & McLennan Companies, Inc.	89,944	20,463,159
Health care 10.9%		467,696,473
Health care equipment and supplies 2.2%
Intuitive Surgical, Inc. (A)	144,795	71,330,361
Stryker Corp.	65,764	23,702,661
Health care providers and services 2.5%
Elevance Health, Inc.	30,073	16,747,353
Humana, Inc.	45,197	16,020,981
UnitedHealth Group, Inc.	125,822	74,260,144
Life sciences tools and services 1.7%
Danaher Corp.	132,693	35,735,552
Thermo Fisher Scientific, Inc.	57,194	35,178,314
Pharmaceuticals 4.5%
AstraZeneca PLC, ADR	117,179	10,267,224
Eli Lilly & Company	176,542	169,483,851
Zoetis, Inc.	81,585	14,970,032
Industrials 1.8%		78,179,677
Aerospace and defense 1.0%
General Electric Company	175,156	30,585,741
TransDigm Group, Inc.	9,514	13,064,720
Commercial services and supplies 0.3%
Cintas Corp.	12,608	10,150,953
Veralto Corp.	34,560	3,885,581
Electrical equipment 0.2%
GE Vernova, Inc. (A)	36,934	7,423,734
Ground transportation 0.3%
Old Dominion Freight Line, Inc.	67,785	13,068,948
3	JOHN HANCOCK BLUE CHIP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 44.3%		$1,901,724,066
Electronic equipment, instruments and components 0.4%
TE Connectivity, Ltd.	120,004	18,432,614
IT services 1.0%
MongoDB, Inc. (A)	48,329	14,053,590
Shopify, Inc., Class A (A)	328,534	24,334,513
Snowflake, Inc., Class A (A)	41,520	4,742,830
Semiconductors and semiconductor equipment 15.5%
Advanced Micro Devices, Inc. (A)	155,207	23,057,552
ASML Holding NV, NYRS	51,274	46,345,030
Broadcom, Inc.	113,320	18,450,762
Lam Research Corp.	9,201	7,554,113
Monolithic Power Systems, Inc.	31,070	29,040,508
NVIDIA Corp.	4,297,191	512,955,690
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	110,638	18,996,545
Texas Instruments, Inc.	32,222	6,906,463
Software 18.0%
Atlassian Corp., Class A (A)	53,136	8,799,322
BILL Holdings, Inc. (A)	91,404	4,987,002
Confluent, Inc., Class A (A)	129,544	2,748,924
Crowdstrike Holdings, Inc., Class A (A)	35,141	9,743,896
Datadog, Inc., Class A (A)	59,205	6,883,173
Fortinet, Inc. (A)	40,617	3,115,730
Intuit, Inc.	59,131	37,267,904
Microsoft Corp.	1,300,037	542,297,434
Roper Technologies, Inc.	47,162	26,147,084
ServiceNow, Inc. (A)	104,268	89,149,140
Synopsys, Inc. (A)	77,846	40,447,225
Technology hardware, storage and peripherals 9.4%
Apple, Inc.	1,769,725	405,267,022
Materials 0.9%		37,608,122
Chemicals 0.9%
Linde PLC	38,996	18,649,837
The Sherwin-Williams Company	51,326	18,958,285
Utilities 0.7%		29,206,213
Electric utilities 0.7%

Constellation Energy Corp.	148,481	29,206,213
Exchange-traded funds 1.2%		$52,464,341
(Cost $52,080,111)
iShares Russell 1000 Growth ETF	143,557	52,464,341

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BLUE CHIP GROWTH FUND	4

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$9,531,271
(Cost $9,661,954)
Consumer discretionary 0.2%				9,531,271
Specialty retail 0.2%
Carvana Company (9.000% Cash or 12.000% PIK) (B)	12.000	12-01-28	2,022,364	2,099,140
Carvana Company (9.000% Cash or 13.000% PIK) (B)	13.000	06-01-30	3,061,586	3,268,408
Carvana Company (9.000% Cash or 14.000% PIK) (B)	14.000	06-01-31	3,656,033	4,163,723

	Yield (%)	Shares	Value
Short-term investments 0.6%			$23,248,032
(Cost $23,248,032)
Short-term funds 0.6%			23,248,032
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2300(C)	23,164,164	23,164,164
T. Rowe Price Government Reserve Fund	5.3251(C)	83,868	83,868

Total investments (Cost $1,151,390,833) 100.1%	$4,295,369,651
Other assets and liabilities, net (0.1%)	(2,269,502)
Total net assets 100.0%	$4,293,100,149

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 8-31-24.
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $1,177,706,277. Net unrealized appreciation aggregated to $3,117,663,374, of which $3,143,975,430 related to gross unrealized appreciation and $26,312,056 related to gross unrealized depreciation.
5	JOHN HANCOCK BLUE CHIP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $1,151,390,833)	$4,295,369,651
Dividends and interest receivable	2,169,859
Receivable for fund shares sold	710,354
Receivable for securities lending income	19
Other assets	169,615
Total assets	4,298,419,498
Liabilities
Payable for investments purchased	92,325
Payable for fund shares repurchased	4,639,472
Payable to affiliates
Investment management fees	645
Accounting and legal services fees	137,119
Transfer agent fees	109,318
Trustees’ fees	4,064
Other liabilities and accrued expenses	336,406
Total liabilities	5,319,349
Net assets	$4,293,100,149
Net assets consist of
Paid-in capital	$917,987,348
Total distributable earnings (loss)	3,375,112,801
Net assets	$4,293,100,149

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,151,551,579 ÷ 20,191,066 shares)[1]	$57.03
Class C ($48,332,285 ÷ 935,658 shares)[1]	$51.66
Class 1 ($1,850,504,535 ÷ 31,110,654 shares)	$59.48
Class NAV ($1,242,711,750 ÷ 20,774,436 shares)	$59.82
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$60.03

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	6

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Dividends	$20,797,806
Interest	1,062,304
Securities lending	22,012
Less foreign taxes withheld	(103,700)
Total investment income	21,778,422
Expenses
Investment management fees	28,610,569
Distribution and service fees	4,332,282
Accounting and legal services fees	777,647
Transfer agent fees	1,224,003
Trustees’ fees	87,263
Custodian fees	436,845
State registration fees	66,611
Printing and postage	52,997
Professional fees	160,345
Other	114,674
Total expenses	35,863,236
Less expense reductions	(1,547,812)
Net expenses	34,315,424
Net investment loss	(12,537,002)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	282,783,170
Affiliated investments	2,692
282,785,862
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	904,086,862
Affiliated investments	(431)
904,086,431
Net realized and unrealized gain	1,186,872,293
Increase in net assets from operations	$1,174,335,291
7	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment loss	$(12,537,002)	$(8,464,655)
Net realized gain	282,785,862	98,291,940
Change in net unrealized appreciation (depreciation)	904,086,431	543,050,961
Increase in net assets resulting from operations	1,174,335,291	632,878,246
Distributions to shareholders
From earnings
Class A	(30,432,962)	(36,078,845)
Class C	(1,632,975)	(2,553,228)
Class 1	(50,725,298)	(68,639,042)
Class NAV	(36,746,555)	(53,548,260)
Total distributions	(119,537,790)	(160,819,375)
From fund share transactions	(339,767,156)	(464,415,919)
Total increase	715,030,345	7,642,952
Net assets
Beginning of year	3,578,069,804	3,570,426,852
End of year	$4,293,100,149	$3,578,069,804
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	8

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$43.82	$38.26	$65.28	$55.94	$40.48
Net investment loss[1]	(0.29)	(0.20)	(0.36)	(0.45)	(0.23)
Net realized and unrealized gain (loss) on investments	15.04	7.59	(17.44)	12.43	16.33
Total from investment operations	14.75	7.39	(17.80)	11.98	16.10
Less distributions
From net realized gain	(1.54)	(1.83)	(9.22)	(2.64)	(0.64)
Net asset value, end of period	$57.03	$43.82	$38.26	$65.28	$55.94
Total return (%)[2,3]	34.51	21.12	(31.17)	22.34	40.25
Ratios and supplemental data
Net assets, end of period (in millions)	$1,152	$880	$782	$1,190	$943
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.19	1.19	1.19	1.21
Expenses including reductions	1.14	1.14	1.14	1.14	1.14
Net investment loss	(0.58)	(0.53)	(0.73)	(0.79)	(0.52)
Portfolio turnover (%)	12	14	20	33	28

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
9	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$40.10	$35.43	$61.56	$53.27	$38.86
Net investment loss[1]	(0.58)	(0.42)	(0.67)	(0.81)	(0.53)
Net realized and unrealized gain (loss) on investments	13.68	6.92	(16.24)	11.74	15.58
Total from investment operations	13.10	6.50	(16.91)	10.93	15.05
Less distributions
From net realized gain	(1.54)	(1.83)	(9.22)	(2.64)	(0.64)
Net asset value, end of period	$51.66	$40.10	$35.43	$61.56	$53.27
Total return (%)[2,3]	33.58	20.26	(31.67)	21.46	39.22
Ratios and supplemental data
Net assets, end of period (in millions)	$48	$46	$56	$103	$100
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89	1.89	1.89	1.89	1.91
Expenses including reductions	1.86	1.86	1.85	1.85	1.88
Net investment loss	(1.30)	(1.25)	(1.45)	(1.50)	(1.26)
Portfolio turnover (%)	12	14	20	33	28

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	10

CLASS 1 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$45.49	$39.50	$66.87	$57.05	$41.13
Net investment loss[1]	(0.12)	(0.07)	(0.20)	(0.25)	(0.08)
Net realized and unrealized gain (loss) on investments	15.65	7.89	(17.95)	12.71	16.64
Total from investment operations	15.53	7.82	(18.15)	12.46	16.56
Less distributions
From net realized gain	(1.54)	(1.83)	(9.22)	(2.64)	(0.64)
Net asset value, end of period	$59.48	$45.49	$39.50	$66.87	$57.05
Total return (%)[2]	34.97	21.56	(30.93)	22.76	40.74
Ratios and supplemental data
Net assets, end of period (in millions)	$1,851	$1,563	$1,556	$2,621	$2,345
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.83	0.83	0.82	0.84
Expenses including reductions	0.79	0.80	0.79	0.79	0.80
Net investment loss	(0.23)	(0.18)	(0.39)	(0.43)	(0.18)
Portfolio turnover (%)	12	14	20	33	28

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$45.72	$39.67	$67.08	$57.20	$41.22
Net investment loss[1]	(0.09)	(0.05)	(0.17)	(0.22)	(0.06)
Net realized and unrealized gain (loss) on investments	15.73	7.93	(18.02)	12.74	16.68
Total from investment operations	15.64	7.88	(18.19)	12.52	16.62
Less distributions
From net realized gain	(1.54)	(1.83)	(9.22)	(2.64)	(0.64)
Net asset value, end of period	$59.82	$45.72	$39.67	$67.08	$57.20
Total return (%)[2]	35.07	21.63	(30.91)	22.81	40.80
Ratios and supplemental data
Net assets, end of period (in millions)	$1,243	$1,088	$1,177	$1,689	$1,732
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.78	0.78	0.77	0.79
Expenses including reductions	0.74	0.75	0.74	0.74	0.75
Net investment loss	(0.18)	(0.13)	(0.33)	(0.38)	(0.14)
Portfolio turnover (%)	12	14	20	33	28

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	12

Notes to financial statements
Note 1—Organization
John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
13	JOHN HANCOCK Blue Chip Growth Fund |

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$652,249,487	$652,249,487	—	—
Consumer discretionary	598,490,852	598,490,852	—	—
Consumer staples	55,097,424	55,097,424	—	—
Energy	10,709,146	10,709,146	—	—
Financials	379,164,547	370,767,226	$8,397,321	—
Health care	467,696,473	467,696,473	—	—
Industrials	78,179,677	78,179,677	—	—
Information technology	1,901,724,066	1,901,724,066	—	—
Materials	37,608,122	37,608,122	—	—
Utilities	29,206,213	29,206,213	—	—
Exchange-traded funds	52,464,341	52,464,341	—	—
Corporate bonds	9,531,271	—	9,531,271	—
Short-term investments	23,248,032	23,248,032	—	—
Total investments in securities	$4,295,369,651	$4,277,441,059	$17,928,592	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
| JOHN HANCOCK Blue Chip Growth Fund	14

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2024, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
15	JOHN HANCOCK Blue Chip Growth Fund |

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024 were $16,365.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Long-term capital gains	$119,537,790	$160,819,375
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis consisted of $29,284,315 of undistributed ordinary income and $228,165,112 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
| JOHN HANCOCK Blue Chip Growth Fund	16

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and net operating losses.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.780% of the first $500 million of the fund’s aggregate net assets; b) 0.775% of the next $500 million of the fund’s aggregate net assets; c) 0.740% of the next $2 billion of the fund’s aggregate net assets; and d) 0.725% of the fund’s aggregate net assets in excess of $3 billion. When aggregated net assets exceed $500 million on any day, the annual rate of Advisory fee is 0.775% on the first $500 million of aggregate net assets. When aggregated net assets exceed $1 billion on any day, the annual rate of advisory fee is 0.750% on the first $1 billion of aggregate net assets. When aggregated net assets exceed $2 billion on any day, the annual rate of advisory fee is 0.740% on the first $1 billion of aggregate net assets. Aggregate net assets include the net assets of the fund, Blue Chip Growth Trust a series of John Hancock Variable Insurance Trust, and Manulife North American Equity Fund Series I Asia. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable, to the applicable class. For purposes of this agreement, “expenses of Class A and Class C shares” means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense waiver may be terminated at any time.
17	JOHN HANCOCK Blue Chip Growth Fund |

For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$506,663
Class C	16,712
Class 1	606,499
Class	Expense reduction
Class NAV	$417,938
Total	$1,547,812

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $749,279 for the year ended August 31, 2024. Of this amount, $125,280 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $623,999 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor amounted to $5,935 and $1,094 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
| JOHN HANCOCK Blue Chip Growth Fund	18

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,019,193	$1,169,649
Class C	466,929	54,354
Class 1	846,160	—
Total	$4,332,282	$1,224,003
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$ 7,560,000	5	5.805%	$ 6,095
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,394,642	$170,366,061	3,237,591	$120,658,837
Distributions reinvested	664,192	30,400,084	1,132,680	36,053,211
Repurchased	(3,955,912)	(196,585,500)	(4,720,105)	(172,104,914)
Net increase (decrease)	102,922	$4,180,645	(349,834)	$(15,392,866)
Class C shares
Sold	70,492	$3,151,999	78,202	$2,671,341
Distributions reinvested	39,192	1,632,755	87,153	2,550,981
Repurchased	(318,538)	(14,277,817)	(603,486)	(20,118,319)
Net decrease	(208,854)	$(9,493,063)	(438,131)	$(14,895,997)
19	JOHN HANCOCK Blue Chip Growth Fund |

	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	793,868	$41,591,871	727,466	$29,434,864
Distributions reinvested	1,065,210	50,725,298	2,082,495	68,639,042
Repurchased	(5,120,625)	(258,784,920)	(7,827,265)	(300,757,956)
Net decrease	(3,261,547)	$(166,467,751)	(5,017,304)	$(202,684,050)
Class NAV shares
Sold	1,655,085	$92,399,549	431,034	$16,911,292
Distributions reinvested	767,632	36,746,555	1,617,284	53,548,260
Repurchased	(5,455,648)	(297,133,091)	(7,906,429)	(301,902,558)
Net decrease	(3,032,931)	$(167,986,987)	(5,858,111)	$(231,443,006)
Total net decrease	(6,400,410)	$(339,767,156)	(11,663,380)	$(464,415,919)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $444,669,558 and $921,108,611, respectively, for the year ended August 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2024, funds within the John Hancock group of funds complex held 28.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	10.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	6.0%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK Blue Chip Growth Fund	20

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$5,614,297	$183,270,852	$(188,887,410)	$2,692	$(431)	$22,012	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
21	JOHN HANCOCK Blue Chip Growth Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Blue Chip Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Blue Chip Growth Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK Blue Chip Growth Fund	22

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $119,537,790 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
23	JOHN HANCOCK BLUE CHIP GROWTH FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Blue Chip Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund. In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not
| JOHN HANCOCK BLUE CHIP GROWTH FUND	24

treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
25	JOHN HANCOCK BLUE CHIP GROWTH FUND |

(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group.
The Board noted that the fund outperformed its benchmark index for the one- and ten-year periods ended December 31, 2023 and underperformed for the three- and five-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the one- and ten-year periods ended December 31, 2023 and underperformed its peer group median for the three- and five-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and relative to its peer group median for the three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking with a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.  The Board noted that net management fees for the fund are higher than the peer group median, and that net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including previous actions taken by management to reduce the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its
| JOHN HANCOCK BLUE CHIP GROWTH FUND	26

contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
27	JOHN HANCOCK BLUE CHIP GROWTH FUND |

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
| JOHN HANCOCK BLUE CHIP GROWTH FUND	28

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes.  The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
29	JOHN HANCOCK BLUE CHIP GROWTH FUND |

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK BLUE CHIP GROWTH FUND	30

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3827155	457A 8/24
10/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Real Estate Securities Fund
Alternative
August 31, 2024

John Hancock
Real Estate Securities Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
12	Notes to financial statements
20	Report of independent registered public accounting firm
21	Tax information
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

Fund’s investments
AS OF 8-31-24
	Shares	Value
Common stocks 98.2%		$253,758,495
(Cost $178,192,063)
Consumer discretionary 1.6%		4,263,345
Hotels, restaurants and leisure 1.6%
Hyatt Hotels Corp., Class A	13,310	2,022,055
Marriott International, Inc., Class A	9,550	2,241,290
Health care 1.2%		3,176,613
Health care providers and services 1.2%
Brookdale Senior Living, Inc. (A)	446,781	3,176,613
Real estate 95.4%		246,318,537
Diversified REITs 7.2%
Broadstone Net Lease, Inc.	139,303	2,549,245
Empire State Realty Trust, Inc., Class A	620,650	6,696,814
Essential Properties Realty Trust, Inc.	289,772	9,246,625
Health care REITs 12.6%
American Healthcare REIT, Inc.	300,101	6,281,114
CareTrust REIT, Inc.	264,693	7,909,027
Welltower, Inc.	153,268	18,496,382
Hotel and resort REITs 1.0%
Ryman Hospitality Properties, Inc.	24,886	2,587,149
Industrial REITs 15.5%
EastGroup Properties, Inc.	18,843	3,512,335
Lineage, Inc. (A)	63,667	5,341,661
Plymouth Industrial REIT, Inc.	207,631	4,970,686
Prologis, Inc.	204,773	26,174,085
Office REITs 4.3%
Cousins Properties, Inc.	89,297	2,545,857
SL Green Realty Corp.	127,182	8,475,408
Real estate management and development 1.0%
CBRE Group, Inc., Class A (A)	22,778	2,622,659
Residential REITs 17.7%
American Homes 4 Rent, Class A	190,076	7,559,323
AvalonBay Communities, Inc.	68,504	15,463,408
Centerspace	52,571	3,932,311
Essex Property Trust, Inc.	47,471	14,326,273
Independence Realty Trust, Inc.	219,939	4,570,332
Retail REITs 11.8%
Acadia Realty Trust	256,577	5,775,548
Brixmor Property Group, Inc.	248,924	6,818,028
Phillips Edison & Company, Inc.	90,790	3,355,598
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK REAL ESTATE SECURITIES FUND	2

	Shares	Value
Real estate (continued)
Retail REITs (continued)
Simon Property Group, Inc.	62,795	$10,508,743
Tanger, Inc.	129,003	3,926,851
Specialized REITs 24.3%
American Tower Corp.	20,711	4,640,507
CubeSmart	103,420	5,360,259
Digital Realty Trust, Inc.	54,989	8,336,882
Equinix, Inc.	24,552	20,485,207
Extra Space Storage, Inc.	67,690	11,981,130
Iron Mountain, Inc.	47,283	5,355,273
Lamar Advertising Company, Class A	26,198	3,295,184
VICI Properties, Inc.	96,136	3,218,633

	Yield (%)	Shares	Value
Short-term investments 0.9%			$2,229,482
(Cost $2,229,482)
Short-term funds 0.9%			2,229,482
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2300(B)	2,229,482	2,229,482

Total investments (Cost $180,421,545) 99.1%	$255,987,977
Other assets and liabilities, net 0.9%	2,286,819
Total net assets 100.0%	$258,274,796

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-24.
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $182,692,236. Net unrealized appreciation aggregated to $73,295,741, of which $73,295,741 related to gross unrealized appreciation and $0 related to gross unrealized depreciation.
3	JOHN HANCOCK REAL ESTATE SECURITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $180,421,545)	$255,987,977
Dividends and interest receivable	170,578
Receivable for fund shares sold	71,654
Receivable for investments sold	2,310,684
Receivable for securities lending income	775
Other assets	14,306
Total assets	258,555,974
Liabilities
Payable for fund shares repurchased	189,104
Payable to affiliates
Accounting and legal services fees	7,872
Transfer agent fees	1,855
Trustees’ fees	226
Other liabilities and accrued expenses	82,121
Total liabilities	281,178
Net assets	$258,274,796
Net assets consist of
Paid-in capital	$208,334,116
Total distributable earnings (loss)	49,940,680
Net assets	$258,274,796

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($6,825,861 ÷ 531,543 shares)[1]	$12.84
Class C ($83,507 ÷ 6,494 shares)[1]	$12.86
Class I ($12,526,111 ÷ 974,912 shares)	$12.85
Class R6 ($4,822,690 ÷ 376,265 shares)	$12.82
Class 1 ($234,016,627 ÷ 18,252,028 shares)	$12.82
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.52

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	4

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Dividends	$7,048,624
Interest	629
Securities lending	4,924
Less foreign taxes withheld	(13,486)
Total investment income	7,040,691
Expenses
Investment management fees	1,667,827
Distribution and service fees	123,936
Accounting and legal services fees	47,201
Transfer agent fees	22,996
Trustees’ fees	6,112
Custodian fees	39,801
State registration fees	62,981
Printing and postage	16,463
Professional fees	61,150
Other	24,648
Total expenses	2,073,115
Less expense reductions	(18,564)
Net expenses	2,054,551
Net investment income	4,986,140
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,081,672
Affiliated investments	(470)
3,081,202
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	38,635,668
38,635,668
Net realized and unrealized gain	41,716,870
Increase in net assets from operations	$46,703,010
5	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$4,986,140	$5,750,734
Net realized gain (loss)	3,081,202	(20,937,040)
Change in net unrealized appreciation (depreciation)	38,635,668	(262,535)
Increase (decrease) in net assets resulting from operations	46,703,010	(15,448,841)
Distributions to shareholders
From earnings
Class A	(127,795)	(769,265)
Class C	(1,117)	(8,138)
Class I	(323,155)	(588,448)
Class R6	(37,721)	(95,118)
Class 1	(5,327,110)	(30,154,185)
Total distributions	(5,816,898)	(31,615,154)
From fund share transactions	(28,648,766)	(16,170,945)
Total increase (decrease)	12,237,346	(63,234,940)
Net assets
Beginning of year	246,037,450	309,272,390
End of year	$258,274,796	$246,037,450
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	6

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$10.85	$12.92	$16.60	$12.59
Net investment income[2]	0.20	0.21	0.13	0.03
Net realized and unrealized gain (loss) on investments	2.03	(0.90)	(1.93)	4.18
Total from investment operations	2.23	(0.69)	(1.80)	4.21
Less distributions
From net investment income	(0.24)	(0.14)	(0.08)	(0.20)
From net realized gain	—	(1.24)	(1.80)	—
Total distributions	(0.24)	(1.38)	(1.88)	(0.20)
Net asset value, end of period	$12.84	$10.85	$12.92	$16.60
Total return (%)[3,4]	20.80	(4.82)	(12.77)	33.98[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$6	$7	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	1.17	1.14	1.19[6]
Expenses including reductions	1.17	1.17	1.13	1.18[6]
Net investment income	1.77	1.88	0.88	0.31[6]
Portfolio turnover (%)	72	105	81	122[7]

[1]	The inception date for Class A shares is 12-2-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
7	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$10.86	$12.91	$16.63	$12.59
Net investment income (loss)[2]	0.12	0.13	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	2.04	(0.91)	(1.95)	4.18
Total from investment operations	2.16	(0.78)	(1.92)	4.15
Less distributions
From net investment income	(0.16)	(0.03)	—	(0.11)
From net realized gain	—	(1.24)	(1.80)	—
Total distributions	(0.16)	(1.27)	(1.80)	(0.11)
Net asset value, end of period	$12.86	$10.86	$12.91	$16.63
Total return (%)[3,4]	20.03	(5.56)	(13.46)	33.25[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93	1.92	1.89	1.94[7]
Expenses including reductions	1.92	1.92	1.88	1.93[7]
Net investment income (loss)	1.06	1.14	0.19	(0.28)[7]
Portfolio turnover (%)	72	105	81	122[8]

[1]	The inception date for Class C shares is 12-2-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	8

CLASS I SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$10.85	$12.93	$16.60	$12.59
Net investment income[2]	0.22	0.22	0.17	0.10
Net realized and unrealized gain (loss) on investments	2.04	(0.89)	(1.92)	4.14
Total from investment operations	2.26	(0.67)	(1.75)	4.24
Less distributions
From net investment income	(0.26)	(0.17)	(0.12)	(0.23)
From net realized gain	—	(1.24)	(1.80)	—
Total distributions	(0.26)	(1.41)	(1.92)	(0.23)
Net asset value, end of period	$12.85	$10.85	$12.93	$16.60
Total return (%)[3]	21.17	(4.60)	(12.51)	34.30[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$13	$11	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.92	0.90	0.94[6]
Expenses including reductions	0.92	0.92	0.89	0.93[6]
Net investment income	1.99	1.99	1.25	0.89[6]
Portfolio turnover (%)	72	105	81	122[7]

[1]	The inception date for Class I shares is 12-2-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
9	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$10.82	$12.91	$16.59	$12.59
Net investment income[2]	0.22	0.24	0.19	0.12
Net realized and unrealized gain (loss) on investments	2.05	(0.90)	(1.93)	4.12
Total from investment operations	2.27	(0.66)	(1.74)	4.24
Less distributions
From net investment income	(0.27)	(0.19)	(0.14)	(0.24)
From net realized gain	—	(1.24)	(1.80)	—
Total distributions	(0.27)	(1.43)	(1.94)	(0.24)
Net asset value, end of period	$12.82	$10.82	$12.91	$16.59
Total return (%)[3]	21.34	(4.56)	(12.48)	34.37[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$1	$1	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	0.82	0.79	0.83[6]
Expenses including reductions	0.81	0.81	0.78	0.82[6]
Net investment income	2.01	2.16	1.31	1.05[6]
Portfolio turnover (%)	72	105	81	122[7]

[1]	The inception date for Class R6 shares is 12-2-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	10

CLASS 1 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.82	$12.91	$16.59	$12.05	$14.55
Net investment income[1]	0.23	0.25	0.18	0.20	0.24
Net realized and unrealized gain (loss) on investments	2.04	(0.92)	(1.93)	4.58	(1.55)
Total from investment operations	2.27	(0.67)	(1.75)	4.78	(1.31)
Less distributions
From net investment income	(0.27)	(0.18)	(0.13)	(0.24)	(0.29)
From net realized gain	—	(1.24)	(1.80)	—	(0.90)
Total distributions	(0.27)	(1.42)	(1.93)	(0.24)	(1.19)
Net asset value, end of period	$12.82	$10.82	$12.91	$16.59	$12.05
Total return (%)[2]	21.30	(4.60)	(12.51)	40.36	(9.75)
Ratios and supplemental data
Net assets, end of period (in millions)	$234	$226	$290	$371	$304
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.86	0.83	0.87	0.81
Expenses including reductions	0.85	0.85	0.82	0.86	0.80
Net investment income	2.11	2.22	1.19	1.45	1.86
Portfolio turnover (%)	72	105	81	122	133

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Real Estate Securities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve a combination of long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
| JOHN HANCOCK Real Estate Securities Fund	12

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund invests in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2024, there were no securities on loan.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
13	JOHN HANCOCK Real Estate Securities Fund |

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024 were $4,225.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $25,584,642 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Ordinary income	$5,816,898	$3,830,884
Long-term capital gains	—	27,784,270
| JOHN HANCOCK Real Estate Securities Fund	14

	August 31, 2024	August 31, 2023
Total	$5,816,898	$31,615,154
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis consisted of $2,229,582 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.700% of the first $1.5 billion of the fund’s aggregate net assets and b) 0.680% of the excess over $1.5 billion of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and Real Estate Securities Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
15	JOHN HANCOCK Real Estate Securities Fund |

For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$473
Class C	5
Class I	1,057
Class	Expense reduction
Class R6	$198
Class 1	16,831
Total	$18,564

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $8,515 for the year ended August 31, 2024. Of this amount, $1,466 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $7,049 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
| JOHN HANCOCK Real Estate Securities Fund	16

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$15,133	$7,041
Class C	725	84
Class I	—	15,743
Class R6	—	128
Class 1	108,078	—
Total	$123,936	$22,996
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,950,000	2	5.805%	$629
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	159,924	$1,795,384	210,258	$2,342,702
Distributions reinvested	11,159	126,765	74,416	767,968
Repurchased	(181,393)	(2,037,073)	(322,150)	(3,536,428)
Net decrease	(10,310)	$(114,924)	(37,476)	$(425,758)
Class C shares
Sold	1,102	$13,532	1,398	$15,444
Distributions reinvested	43	497	296	3,079
Repurchased	(2,720)	(29,438)	(686)	(7,574)
Net increase (decrease)	(1,575)	$(15,409)	1,008	$10,949
17	JOHN HANCOCK Real Estate Securities Fund |

	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	1,136,088	$12,447,569	1,070,674	$11,759,648
Distributions reinvested	14,235	161,426	16,708	172,097
Repurchased	(1,344,275)	(15,153,930)	(779,187)	(8,896,069)
Net increase (decrease)	(193,952)	$(2,544,935)	308,195	$3,035,676
Class R6 shares
Sold	322,874	$3,639,845	70,528	$780,051
Distributions reinvested	3,335	37,721	9,262	95,118
Repurchased	(60,013)	(674,046)	(24,284)	(273,346)
Net increase	266,196	$3,003,520	55,506	$601,823
Class 1 shares
Sold	445,587	$4,973,088	337,404	$3,716,296
Distributions reinvested	471,009	5,327,110	2,936,143	30,154,185
Repurchased	(3,563,553)	(39,277,216)	(4,830,907)	(53,264,116)
Net decrease	(2,646,957)	$(28,977,018)	(1,557,360)	$(19,393,635)
Total net decrease	(2,586,598)	$(28,648,766)	(1,230,127)	$(16,170,945)
Affiliates of the fund owned 61% and 100% of shares of Class C and Class 1, respectively, on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $170,525,429 and $200,318,312, respectively, for the year ended August 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK Real Estate Securities Fund	18

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$3,875	$11,813,250	$(11,816,655)	$(470)	—	$4,924	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
19	JOHN HANCOCK Real Estate Securities Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Real Estate Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Real Estate Securities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	20

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
21	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Real Estate Securities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	22

Approval of Advisory Agreements
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex),
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
23	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the five- and ten-year periods and underperformed for the one- and three-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the one-, three, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five- and ten-year periods and relative to its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index over the longer term.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are equal to the peer group median and total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	24

assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
25	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s businesses, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	26

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index over the longer term;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
27	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	28

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MF3827259	488A 8/24
10/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Small Cap Dynamic Growth Fund (formerly John Hancock Small Cap Growth Fund)
U.S. equity
August 31, 2024

John Hancock
Small Cap Dynamic Growth Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
13	Notes to financial statements
20	Report of independent registered public accounting firm
21	Tax information
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

Fund’s investments
AS OF 8-31-24
	Shares	Value
Common stocks 97.0%		$458,532,366
(Cost $334,535,766)
Consumer discretionary 9.3%		43,856,544
Automobile components 2.9%
Modine Manufacturing Company (A)	111,711	13,578,472
Hotels, restaurants and leisure 4.3%
Texas Roadhouse, Inc.	40,510	6,836,063
Wingstop, Inc.	25,141	9,707,192
Wyndham Hotels & Resorts, Inc.	47,410	3,731,167
Household durables 2.1%
Dream Finders Homes, Inc., Class A (A)	100,745	3,369,920
Installed Building Products, Inc.	29,840	6,633,730
Consumer staples 6.5%		30,724,171
Consumer staples distribution and retail 5.7%
Casey’s General Stores, Inc.	37,990	13,764,158
Sprouts Farmers Market, Inc. (A)	127,635	13,280,422
Personal care products 0.8%
e.l.f. Beauty, Inc. (A)	24,565	3,679,591
Energy 2.2%		10,597,316
Energy equipment and services 0.9%
Cactus, Inc., Class A	70,710	4,208,659
Oil, gas and consumable fuels 1.3%
Matador Resources Company	112,635	6,388,657
Financials 9.9%		46,731,068
Capital markets 8.6%
Hamilton Lane, Inc., Class A	106,000	16,201,040
Moelis & Company, Class A	91,895	6,137,667
Piper Sandler Companies	22,225	6,060,758
Stifel Financial Corp.	137,250	12,097,215
Insurance 1.3%
Kinsale Capital Group, Inc.	12,695	6,234,388
Health care 16.9%		79,839,608
Biotechnology 3.6%
Blueprint Medicines Corp. (A)	33,650	3,214,921
Geron Corp. (A)	237,580	1,128,505
Insmed, Inc. (A)	109,260	8,355,112
Syndax Pharmaceuticals, Inc. (A)	85,435	1,755,689
United Therapeutics Corp. (A)	6,745	2,452,145
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	2

	Shares	Value
Health care (continued)
Health care equipment and supplies 6.4%
Lantheus Holdings, Inc. (A)	63,670	$6,778,945
Merit Medical Systems, Inc. (A)	132,045	12,766,111
TransMedics Group, Inc. (A)	63,035	10,593,662
Health care providers and services 5.4%
Option Care Health, Inc. (A)	74,585	2,388,212
RadNet, Inc. (A)	93,680	6,210,047
The Ensign Group, Inc.	113,805	17,225,525
Life sciences tools and services 0.5%
Repligen Corp. (A)	15,221	2,297,306
Pharmaceuticals 1.0%
Intra-Cellular Therapies, Inc. (A)	46,075	3,376,376
Supernus Pharmaceuticals, Inc. (A)	36,890	1,297,052
Industrials 29.1%		137,512,884
Aerospace and defense 3.6%
AeroVironment, Inc. (A)	70,980	14,462,885
Cadre Holdings, Inc.	74,825	2,712,406
Building products 1.3%
Simpson Manufacturing Company, Inc.	13,535	2,477,717
The AZEK Company, Inc. (A)	83,505	3,559,818
Commercial services and supplies 2.3%
ACV Auctions, Inc., Class A (A)	110,815	2,073,349
Casella Waste Systems, Inc., Class A (A)	80,650	8,698,909
Machinery 10.1%
Crane Company	98,805	15,648,736
Federal Signal Corp.	142,900	13,502,621
RBC Bearings, Inc. (A)	19,955	5,943,597
SPX Technologies, Inc. (A)	77,360	12,620,510
Marine transportation 1.4%
Kirby Corp. (A)	54,420	6,526,046
Professional services 6.7%
Exponent, Inc.	51,685	5,595,935
FTI Consulting, Inc. (A)	41,840	9,552,490
Parsons Corp. (A)	173,772	16,588,275
Trading companies and distributors 3.7%
FTAI Aviation, Ltd.	137,310	17,549,590
Information technology 23.1%		109,270,775
Electronic equipment, instruments and components 4.2%
Badger Meter, Inc.	49,595	10,263,189
Novanta, Inc. (A)	53,160	9,743,165
3	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 3.8%
Camtek, Ltd.	73,374	$6,678,501
Nova, Ltd. (A)	50,535	11,297,099
Software 15.1%
Agilysys, Inc. (A)	60,160	6,804,096
Clearwater Analytics Holdings, Inc., Class A (A)	368,930	9,142,085
Q2 Holdings, Inc. (A)	199,210	14,783,374
SPS Commerce, Inc. (A)	54,135	10,812,925
Varonis Systems, Inc. (A)	171,530	9,708,598
Vertex, Inc., Class A (A)	289,710	11,208,880

Zeta Global Holdings Corp., Class A (A)	334,300	8,828,863
Exchange-traded funds 2.4%		$11,372,805
(Cost $10,153,083)
iShares Russell 2000 Growth ETF	40,500	11,372,805

	Yield (%)	Shares	Value
Short-term investments 1.1%			$5,043,345
(Cost $5,043,345)
Short-term funds 1.1%			5,043,345
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2300(B)	5,043,345	5,043,345

Total investments (Cost $349,732,194) 100.5%	$474,948,516
Other assets and liabilities, net (0.5%)	(2,513,415)
Total net assets 100.0%	$472,435,101

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-24.
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $363,486,711. Net unrealized appreciation aggregated to $111,461,805, of which $112,912,571 related to gross unrealized appreciation and $1,450,766 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $349,732,194)	$474,948,516
Dividends and interest receivable	177,696
Receivable for fund shares sold	50,547
Other assets	46,773
Total assets	475,223,532
Liabilities
Payable for investments purchased	501,252
Payable for fund shares repurchased	2,172,291
Payable to affiliates
Accounting and legal services fees	14,808
Transfer agent fees	3,119
Trustees’ fees	436
Other liabilities and accrued expenses	96,525
Total liabilities	2,788,431
Net assets	$472,435,101
Net assets consist of
Paid-in capital	$358,499,738
Total distributable earnings (loss)	113,935,363
Net assets	$472,435,101

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($32,458,304 ÷ 1,863,372 shares)[1]	$17.42
Class C ($336,215 ÷ 20,503 shares)[1]	$16.40
Class I ($1,337,724 ÷ 75,395 shares)	$17.74
Class R6 ($21,203,176 ÷ 1,183,505 shares)	$17.92
Class NAV ($417,099,682 ÷ 23,256,890 shares)	$17.93
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.34

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Dividends	$2,336,396
Interest	5,093
Less foreign taxes withheld	(23,025)
Total investment income	2,318,464
Expenses
Investment management fees	3,687,590
Distribution and service fees	63,202
Accounting and legal services fees	85,259
Transfer agent fees	31,850
Trustees’ fees	10,300
Custodian fees	59,992
State registration fees	67,758
Printing and postage	21,366
Professional fees	98,546
Other	25,159
Total expenses	4,151,022
Less expense reductions	(33,685)
Net expenses	4,117,337
Net investment loss	(1,798,873)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	41,557,414
Affiliated investments	2,174
41,559,588
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	72,894,984
Affiliated investments	(2,056)
72,892,928
Net realized and unrealized gain	114,452,516
Increase in net assets from operations	$112,653,643
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment loss	$(1,798,873)	$(2,122,013)
Net realized gain (loss)	41,559,588	(40,055,157)
Change in net unrealized appreciation (depreciation)	72,892,928	33,592,200
Increase (decrease) in net assets resulting from operations	112,653,643	(8,584,970)
From fund share transactions	(68,407,338)	4,071,893
Total increase (decrease)	44,246,305	(4,513,077)
Net assets
Beginning of year	428,188,796	432,701,873
End of year	$472,435,101	$428,188,796
7	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$13.63	$14.00	$27.21	$20.14	$16.62
Net investment loss[1]	(0.11)	(0.11)	(0.14)	(0.26)	(0.15)
Net realized and unrealized gain (loss) on investments	3.90	(0.26)	(6.06)	8.17	3.67
Total from investment operations	3.79	(0.37)	(6.20)	7.91	3.52
Less distributions
From net realized gain	—	—	(7.01)	(0.84)	—
Net asset value, end of period	$17.42	$13.63	$14.00	$27.21	$20.14
Total return (%)[2,3]	27.81	(2.64)	(29.82)	40.11	21.18
Ratios and supplemental data
Net assets, end of period (in millions)	$32	$22	$18	$21	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	1.32	1.30	1.28	1.31
Expenses including reductions	1.30	1.31	1.29	1.28	1.30
Net investment loss	(0.76)	(0.85)	(0.78)	(1.05)	(0.91)
Portfolio turnover (%)	177[4]	81	55	66	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	8

CLASS C SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$12.92	$13.38	$26.48	$19.77	$16.44
Net investment loss[1]	(0.21)	(0.20)	(0.28)	(0.42)	(0.27)
Net realized and unrealized gain (loss) on investments	3.69	(0.26)	(5.81)	7.97	3.60
Total from investment operations	3.48	(0.46)	(6.09)	7.55	3.33
Less distributions
From net realized gain	—	—	(7.01)	(0.84)	—
Net asset value, end of period	$16.40	$12.92	$13.38	$26.48	$19.77
Total return (%)[2,3]	26.93	(3.44)	(30.36)	39.06	20.26
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.06	2.07	2.05	2.03	2.06
Expenses including reductions	2.05	2.06	2.04	2.03	2.05
Net investment loss	(1.49)	(1.60)	(1.53)	(1.79)	(1.67)
Portfolio turnover (%)	177[5]	81	55	66	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
[5]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
9	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$13.85	$14.19	$27.43	$20.25	$16.67
Net investment loss[1]	(0.07)	(0.08)	(0.09)	(0.19)	(0.11)
Net realized and unrealized gain (loss) on investments	3.96	(0.26)	(6.14)	8.21	3.69
Total from investment operations	3.89	(0.34)	(6.23)	8.02	3.58
Less distributions
From net realized gain	—	—	(7.01)	(0.84)	—
Net asset value, end of period	$17.74	$13.85	$14.19	$27.43	$20.25
Total return (%)[2]	28.09	(2.40)	(29.69)	40.49	21.48
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$4	$1	$1	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.07	1.05	1.03	1.06
Expenses including reductions	1.05	1.06	1.04	1.03	1.05
Net investment loss	(0.52)	(0.58)	(0.54)	(0.78)	(0.65)
Portfolio turnover (%)	177[4]	81	55	66	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	10

CLASS R6 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$13.97	$14.30	$27.55	$20.32	$16.70
Net investment loss[1]	(0.07)	(0.07)	(0.06)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments	4.02	(0.26)	(6.18)	8.23	3.71
Total from investment operations	3.95	(0.33)	(6.24)	8.07	3.62
Less distributions
From net realized gain	—	—	(7.01)	(0.84)	—
Net asset value, end of period	$17.92	$13.97	$14.30	$27.55	$20.32
Total return (%)[2]	28.27	(2.31)	(29.58)	40.60	21.68
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	0.96	0.94	0.93	0.94
Expenses including reductions	0.94	0.95	0.93	0.92	0.94
Net investment loss	(0.43)	(0.50)	(0.36)	(0.67)	(0.54)
Portfolio turnover (%)	177[4]	81	55	66	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
11	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$13.98	$14.31	$27.56	$20.33	$16.71
Net investment loss[1]	(0.06)	(0.07)	(0.08)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments	4.01	(0.26)	(6.16)	8.23	3.71
Total from investment operations	3.95	(0.33)	(6.24)	8.07	3.62
Less distributions
From net realized gain	—	—	(7.01)	(0.84)	—
Net asset value, end of period	$17.93	$13.98	$14.31	$27.56	$20.33
Total return (%)[2]	28.25	(2.31)	(29.56)	40.58	21.66
Ratios and supplemental data
Net assets, end of period (in millions)	$417	$401	$413	$657	$615
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	0.95	0.93	0.92	0.93
Expenses including reductions	0.93	0.94	0.92	0.91	0.93
Net investment loss	(0.39)	(0.49)	(0.41)	(0.66)	(0.53)
Portfolio turnover (%)	177[3]	81	55	66	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	12

Notes to financial statements
Note 1—Organization
John Hancock Small Cap Dynamic Growth Fund (formerly John Hancock Small Cap Growth Fund) (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Prior to November 29, 2023, the fund was known as John Hancock Small Cap Growth Fund.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
13	JOHN HANCOCK Small Cap Dynamic Growth Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024 were $4,859.
| JOHN HANCOCK Small Cap Dynamic Growth Fund	14

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $11,834,597 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis consisted of $14,308,155 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
15	JOHN HANCOCK Small Cap Dynamic Growth Fund |

Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets. The Advisor has a subadvisory agreement with Axiom Investors LLC. Effective November 29, 2023, Redwood Investments, LLC was replaced by Axiom Investors LLC as the fund’s subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,899
Class C	22
Class I	199
Class	Expense reduction
Class R6	$595
Class NAV	30,970
Total	$33,685

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.85% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
| JOHN HANCOCK Small Cap Dynamic Growth Fund	16

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,745 for the year ended August 31, 2024. Of this amount, $610 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $3,135 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor amounted to $2,500 and $60 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$60,451	$28,073
Class C	2,751	319
Class I	—	3,066
Class R6	—	392
Total	$63,202	$31,850
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$7,900,000	4	5.802%	$5,093
17	JOHN HANCOCK Small Cap Dynamic Growth Fund |

Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	842,476	$12,728,234	734,153	$9,844,147
Repurchased	(594,506)	(8,655,594)	(437,103)	(5,823,248)
Net increase	247,970	$4,072,640	297,050	$4,020,899
Class C shares
Sold	12,523	$181,021	4,446	$55,266
Repurchased	(9,781)	(140,131)	(2,252)	(28,637)
Net increase	2,742	$40,890	2,194	$26,629
Class I shares
Sold	116,868	$1,802,721	321,027	$4,400,136
Repurchased	(362,801)	(5,228,670)	(60,047)	(806,703)
Net increase (decrease)	(245,933)	$(3,425,949)	260,980	$3,593,433
Class R6 shares
Sold	1,224,201	$19,631,610	4,076	$55,722
Repurchased	(64,724)	(1,044,533)	(581)	(8,036)
Net increase	1,159,477	$18,587,077	3,495	$47,686
Class NAV shares
Sold	1,268,357	$17,424,177	2,038,302	$27,357,984
Repurchased	(6,712,938)	(105,106,173)	(2,196,844)	(30,974,738)
Net decrease	(5,444,581)	$(87,681,996)	(158,542)	$(3,616,754)
Total net increase (decrease)	(4,280,325)	$(68,407,338)	405,177	$4,071,893
Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $750,431,371 and $808,670,604, respectively, for the year ended August 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
| JOHN HANCOCK Small Cap Dynamic Growth Fund	18

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2024, funds within the John Hancock group of funds complex held 88.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	27.8%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.1%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.1%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	8.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$10,592,474	$23,234,141	$(33,826,733)	$2,174	$(2,056)	—	—	—
19	JOHN HANCOCK Small Cap Dynamic Growth Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Small Cap Dynamic Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Small Cap Dynamic Growth Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and broker; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	20

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
21	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Axiom Investors LLC (the Subadvisor), for John Hancock Small Cap Dynamic Growth Fund (formerly, John Hancock Small Cap Growth Fund) (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the continuation of the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	22

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
23	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board also noted that the fund underperformed the peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and relative to its peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board noted that the fund’s previous subadvisor was replaced effective November 29, 2023. The Board noted that the fund’s performance primarily reflects that of the previous subadvisor. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including actions taken during the prior year to reduce the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the
| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	24

fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
25	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	26

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the subadvisory fees for the fund are lower than the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
27	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	28

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MF3827265	470A 8/24
10/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Small Cap Value Fund
U.S. equity
August 31, 2024

John Hancock
Small Cap Value Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
21	Report of independent registered public accounting firm
22	Tax information
23	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK SMALL CAP VALUE FUND |

Fund’s investments
AS OF 8-31-24
	Shares	Value
Common stocks 97.4%		$557,793,123
(Cost $436,126,143)
Communication services 1.0%		5,817,727
Interactive media and services 1.0%
Shutterstock, Inc. (A)	162,144	5,817,727
Consumer discretionary 9.9%		56,551,387
Automobile components 2.2%
The Goodyear Tire & Rubber Company (B)	660,285	5,823,714
Visteon Corp. (B)	64,004	6,479,125
Hotels, restaurants and leisure 1.3%
Wyndham Hotels & Resorts, Inc.	97,680	7,687,416
Household durables 2.8%
Century Communities, Inc.	42,256	4,228,558
Sonos, Inc. (B)	559,205	6,839,077
Tri Pointe Homes, Inc. (B)	116,528	5,178,504
Leisure products 0.2%
Malibu Boats, Inc., Class A (B)	23,200	843,784
Specialty retail 1.2%
Monro, Inc.	253,400	6,864,606
Textiles, apparel and luxury goods 2.2%
Kontoor Brands, Inc.	90,954	6,807,907
Oxford Industries, Inc.	66,667	5,798,696
Consumer staples 2.6%		14,748,952
Food products 1.2%
Post Holdings, Inc. (B)	57,016	6,600,742
Household products 1.4%
Spectrum Brands Holdings, Inc.	86,389	8,148,210
Energy 5.1%		29,532,578
Energy equipment and services 1.6%
Atlas Energy Solutions, Inc. (A)	139,615	2,944,480
Valaris, Ltd. (B)	102,774	6,275,380
Oil, gas and consumable fuels 3.5%
Gulfport Energy Corp. (B)	75,840	11,001,350
Sitio Royalties Corp., Class A	418,865	9,311,368
Financials 26.7%		152,656,132
Banks 18.3%
1st Source Corp.	123,922	7,614,387
Bank OZK	199,754	8,659,336
Berkshire Hills Bancorp, Inc.	320,852	8,836,264
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP VALUE FUND	2

	Shares	Value
Financials (continued)
Banks (continued)
Cadence Bank	309,710	$9,997,439
Eastern Bankshares, Inc.	184,515	3,131,220
Enterprise Financial Services Corp.	193,583	10,242,477
First Busey Corp.	341,791	9,245,447
First Interstate BancSystem, Inc., Class A	152,782	4,743,881
Hancock Whitney Corp.	194,694	10,460,909
National Bank Holdings Corp., Class A	244,819	10,725,520
Seacoast Banking Corp. of Florida	377,095	10,317,319
Synovus Financial Corp.	231,714	10,686,650
Capital markets 1.2%
Houlihan Lokey, Inc.	43,859	6,869,197
Consumer finance 1.9%
Bread Financial Holdings, Inc.	183,355	10,665,760
Financial services 0.2%
NMI Holdings, Inc. (B)	26,931	1,106,056
Insurance 5.1%
Assured Guaranty, Ltd.	85,182	6,821,375
Fidelis Insurance Holdings, Ltd.	169,554	3,140,140
Kemper Corp.	120,544	7,535,205
ProAssurance Corp. (B)	391,764	5,249,638
White Mountains Insurance Group, Ltd.	3,583	6,607,912
Health care 4.8%		27,561,711
Health care equipment and supplies 3.0%
Haemonetics Corp. (B)	102,133	7,719,212
ICU Medical, Inc. (B)	40,448	6,687,268
Integra LifeSciences Holdings Corp. (B)	127,252	2,588,306
Health care providers and services 1.8%
Acadia Healthcare Company, Inc. (B)	68,053	5,575,582
AMN Healthcare Services, Inc. (B)	94,123	4,991,343
Industrials 18.2%		104,148,824
Building products 2.6%
American Woodmark Corp. (B)	92,168	8,259,174
Janus International Group, Inc. (B)	603,000	6,626,970
Commercial services and supplies 3.6%
ACCO Brands Corp.	1,002,713	5,494,867
Brady Corp., Class A	98,949	7,326,184
Vestis Corp.	560,915	7,892,074
Electrical equipment 0.6%
Thermon Group Holdings, Inc. (B)	116,892	3,673,916
3	JOHN HANCOCK SMALL CAP VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Ground transportation 1.5%
Ryder System, Inc.	59,738	$8,676,347
Machinery 3.8%
Alamo Group, Inc.	24,486	4,539,704
John Bean Technologies Corp.	57,282	5,146,215
Kennametal, Inc.	152,567	3,946,908
The Middleby Corp. (B)	56,661	7,967,670
Professional services 4.5%
Huron Consulting Group, Inc. (B)	74,774	8,258,041
Maximus, Inc.	54,223	5,002,614
Science Applications International Corp.	45,194	5,901,884
WNS Holdings, Ltd. (B)	111,179	6,581,797
Trading companies and distributors 1.6%
Air Lease Corp.	191,365	8,854,459
Information technology 7.8%		44,457,103
Electronic equipment, instruments and components 4.9%
Belden, Inc.	97,073	10,413,991
CTS Corp.	65,468	3,224,299
ePlus, Inc. (B)	83,305	7,993,948
Knowles Corp. (B)	345,159	6,368,184
Software 2.9%
ACI Worldwide, Inc. (B)	136,552	6,876,759
Progress Software Corp.	164,745	9,579,922
Materials 7.9%		45,285,019
Chemicals 5.9%
Axalta Coating Systems, Ltd. (B)	249,026	9,089,449
Element Solutions, Inc.	373,635	9,991,000
HB Fuller Company	80,042	6,856,398
Mativ Holdings, Inc.	409,171	7,757,882
Containers and packaging 2.0%
TriMas Corp.	454,343	11,590,290
Real estate 10.0%		57,254,785
Health care REITs 0.3%
Sabra Health Care REIT, Inc.	79,100	1,347,864
Hotel and resort REITs 1.2%
DiamondRock Hospitality Company	800,434	7,035,815
Industrial REITs 0.8%
LXP Industrial Trust	453,613	4,699,431
Real estate management and development 1.1%
Colliers International Group, Inc.	43,111	6,219,193
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP VALUE FUND	4

	Shares	Value
Real estate (continued)
Residential REITs 2.7%
Centerspace	100,272	$7,500,346
Independence Realty Trust, Inc.	377,494	7,844,325
Retail REITs 2.6%
NETSTREIT Corp.	410,444	6,850,310
Phillips Edison & Company, Inc.	221,119	8,172,558
Specialized REITs 1.3%
PotlatchDeltic Corp.	174,527	7,584,943
Utilities 3.4%		19,778,905
Electric utilities 2.1%
Portland General Electric Company	147,722	7,106,905
TXNM Energy, Inc.	126,999	5,204,419
Gas utilities 1.3%
ONE Gas, Inc.	108,320	7,467,581

	Yield (%)	Shares	Value
Short-term investments 3.2%			$18,118,270
(Cost $18,118,463)
Short-term funds 0.7%			3,918,270
John Hancock Collateral Trust (C)	5.2747(D)	391,843	3,918,270

	Par value^	Value
Repurchase agreement 2.5%		14,200,000
Deutsche Bank Tri-Party Repurchase Agreement dated 8-30-24 at 5.330% to be repurchased at $14,208,410 on 9-3-24, collateralized by $14,569,400 U.S. Treasury Bills, 0.000% due 10-10-24 (valued at $14,484,009)	14,200,000	14,200,000

Total investments (Cost $454,244,606) 100.6%	$575,911,393
Other assets and liabilities, net (0.6%)	(3,502,289)
Total net assets 100.0%	$572,409,104

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 8-31-24.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-24.
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $464,234,965. Net unrealized appreciation aggregated to $111,676,428, of which $133,541,248 related to gross unrealized appreciation and $21,864,820 related to gross unrealized depreciation.
5	JOHN HANCOCK SMALL CAP VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $450,326,143) including $3,838,412 of securities loaned	$571,993,123
Affiliated investments, at value (Cost $3,918,463)	3,918,270
Total investments, at value (Cost $454,244,606)	575,911,393
Cash	18,996
Dividends and interest receivable	722,904
Receivable for fund shares sold	502,480
Receivable for investments sold	171,260
Receivable for securities lending income	267
Receivable from affiliates	1,379
Other assets	36,032
Total assets	577,364,711
Liabilities
Payable for investments purchased	384,616
Payable for fund shares repurchased	513,822
Payable upon return of securities loaned	3,918,715
Payable to affiliates
Accounting and legal services fees	18,038
Transfer agent fees	10,097
Trustees’ fees	537
Other liabilities and accrued expenses	109,782
Total liabilities	4,955,607
Net assets	$572,409,104
Net assets consist of
Paid-in capital	$431,784,508
Total distributable earnings (loss)	140,624,596
Net assets	$572,409,104

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($47,892,772 ÷ 2,574,101 shares)[1]	$18.61
Class I ($63,378,297 ÷ 3,393,315 shares)	$18.68
Class R6 ($37,432,259 ÷ 2,002,724 shares)	$18.69
Class NAV ($423,705,776 ÷ 22,700,452 shares)	$18.67
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.59

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Value Fund	6

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Dividends	$9,130,988
Interest	491,870
Securities lending	7,306
Less foreign taxes withheld	(1,363)
Total investment income	9,628,801
Expenses
Investment management fees	5,095,071
Distribution and service fees	131,690
Accounting and legal services fees	108,273
Transfer agent fees	119,706
Trustees’ fees	12,911
Custodian fees	71,250
State registration fees	61,379
Printing and postage	25,191
Professional fees	75,267
Other	29,478
Total expenses	5,730,216
Less expense reductions	(221,470)
Net expenses	5,508,746
Net investment income	4,120,055
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	41,998,929
Affiliated investments	6,138
42,005,067
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	41,909,460
Affiliated investments	(2,334)
41,907,126
Net realized and unrealized gain	83,912,193
Increase in net assets from operations	$88,032,248
7	JOHN HANCOCK Small Cap Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$4,120,055	$4,582,516
Net realized gain	42,005,067	42,348,916
Change in net unrealized appreciation (depreciation)	41,907,126	(16,014,286)
Increase in net assets resulting from operations	88,032,248	30,917,146
Distributions to shareholders
From earnings
Class A	(4,388,338)	(6,658,901)
Class I	(6,084,684)	(10,302,593)
Class R6	(3,692,474)	(4,927,510)
Class NAV	(42,502,004)	(67,800,259)
Total distributions	(56,667,500)	(89,689,263)
From fund share transactions	(6,233,841)	58,469,891
Total increase (decrease)	25,130,907	(302,226)
Net assets
Beginning of year	547,278,197	547,580,423
End of year	$572,409,104	$547,278,197
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Value Fund	8

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$17.71	$20.26	$24.09	$16.01	$19.54
Net investment income[1]	0.07	0.09	0.10	0.04	0.04
Net realized and unrealized gain (loss) on investments	2.69	0.69	(1.26)	8.05	(2.78)
Total from investment operations	2.76	0.78	(1.16)	8.09	(2.74)
Less distributions
From net investment income	(0.08)	(0.14)	(0.03)	(0.01)	(0.12)
From net realized gain	(1.78)	(3.19)	(2.64)	—	(0.67)
Total distributions	(1.86)	(3.33)	(2.67)	(0.01)	(0.79)
Net asset value, end of period	$18.61	$17.71	$20.26	$24.09	$16.01
Total return (%)[2,3]	16.46	5.04	(5.51)	50.56	(15.04)
Ratios and supplemental data
Net assets, end of period (in millions)	$48	$45	$39	$36	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.43	1.43	1.41	1.41	1.47
Expenses including reductions	1.39	1.39	1.39	1.39	1.46
Net investment income	0.39	0.49	0.45	0.20	0.24
Portfolio turnover (%)	38	49	41	34	46

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
9	JOHN HANCOCK Small Cap Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$17.77	$20.33	$24.17	$16.05	$19.58
Net investment income[1]	0.12	0.14	0.16	0.11	0.09
Net realized and unrealized gain (loss) on investments	2.70	0.69	(1.26)	8.07	(2.77)
Total from investment operations	2.82	0.83	(1.10)	8.18	(2.68)
Less distributions
From net investment income	(0.13)	(0.20)	(0.10)	(0.06)	(0.18)
From net realized gain	(1.78)	(3.19)	(2.64)	—	(0.67)
Total distributions	(1.91)	(3.39)	(2.74)	(0.06)	(0.85)
Net asset value, end of period	$18.68	$17.77	$20.33	$24.17	$16.05
Total return (%)[2]	16.80	5.34	(5.24)	51.06	(14.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$63	$58	$62	$61	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.13	1.11	1.11	1.17
Expenses including reductions	1.09	1.09	1.09	1.08	1.16
Net investment income	0.69	0.78	0.75	0.53	0.53
Portfolio turnover (%)	38	49	41	34	46

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Value Fund	10

CLASS R6 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$17.78	$20.34	$24.19	$16.06	$19.59
Net investment income[1]	0.14	0.16	0.19	0.13	0.11
Net realized and unrealized gain (loss) on investments	2.70	0.69	(1.27)	8.08	(2.77)
Total from investment operations	2.84	0.85	(1.08)	8.21	(2.66)
Less distributions
From net investment income	(0.15)	(0.22)	(0.13)	(0.08)	(0.20)
From net realized gain	(1.78)	(3.19)	(2.64)	—	(0.67)
Total distributions	(1.93)	(3.41)	(2.77)	(0.08)	(0.87)
Net asset value, end of period	$18.69	$17.78	$20.34	$24.19	$16.06
Total return (%)[2]	16.85	5.53	(5.16)	51.22	(14.69)
Ratios and supplemental data
Net assets, end of period (in millions)	$37	$33	$28	$25	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	1.02	1.01	1.00	1.05
Expenses including reductions	0.98	0.98	0.98	0.98	1.04
Net investment income	0.80	0.89	0.85	0.60	0.63
Portfolio turnover (%)	38	49	41	34	46

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11	JOHN HANCOCK Small Cap Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$17.76	$20.32	$24.17	$16.05	$19.57
Net investment income[1]	0.14	0.16	0.18	0.13	0.11
Net realized and unrealized gain (loss) on investments	2.70	0.69	(1.25)	8.07	(2.76)
Total from investment operations	2.84	0.85	(1.07)	8.20	(2.65)
Less distributions
From net investment income	(0.15)	(0.22)	(0.14)	(0.08)	(0.20)
From net realized gain	(1.78)	(3.19)	(2.64)	—	(0.67)
Total distributions	(1.93)	(3.41)	(2.78)	(0.08)	(0.87)
Net asset value, end of period	$18.67	$17.76	$20.32	$24.17	$16.05
Total return (%)[2]	16.96	5.49	(5.15)	51.20	(14.64)
Ratios and supplemental data
Net assets, end of period (in millions)	$424	$412	$419	$695	$510
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.01	1.00	0.99	1.04
Expenses including reductions	0.97	0.97	0.97	0.97	1.03
Net investment income	0.81	0.89	0.82	0.60	0.63
Portfolio turnover (%)	38	49	41	34	46

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Value Fund	12

Notes to financial statements
Note 1—Organization
John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
13	JOHN HANCOCK Small Cap Value Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$557,793,123	$557,793,123	—	—
Short-term investments	18,118,270	3,918,270	$14,200,000	—
Total investments in securities	$575,911,393	$561,711,393	$14,200,000	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
| JOHN HANCOCK Small Cap Value Fund	14

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2024, the fund loaned securities valued at $3,838,412 and received $3,918,715 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused
15	JOHN HANCOCK Small Cap Value Fund |

portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024 were $5,204.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Ordinary income	$9,522,888	$11,208,480
Long-term capital gains	47,144,612	78,480,783
Total	$56,667,500	$89,689,263
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis consisted of $6,799,925 of undistributed ordinary income and $22,148,243 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
| JOHN HANCOCK Small Cap Value Fund	16

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.95% of the first $250 million of the fund’s aggregate daily net assets; (b) 0.94% of the next $500 million of the fund’s aggregate daily net assets; (c) 0.93% of the next $500 million of the fund’s aggregate daily net assets; and (d) 0.92% of the fund’s aggregate daily net assets in excess over $1.25 billion. Aggregate net assets include the net assets of the fund and Small Cap Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.97% of the average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$17,927
Class I	23,455
Class R6	14,136
Class	Expense reduction
Class NAV	$165,952
Total	$221,470

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.90% of the fund’s average daily net assets.
17	JOHN HANCOCK Small Cap Value Fund |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $40,759 for the year ended August 31, 2024. Of this amount, $7,022 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $33,737 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor amounted to $20,532 for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$131,690	$51,092
Class I	—	66,817
Class R6	—	1,797
Total	$131,690	$119,706
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Small Cap Value Fund	18

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$4,150,000	4	5.803%	$2,676
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	563,960	$9,747,557	647,495	$11,606,917
Distributions reinvested	254,911	4,371,715	401,643	6,627,112
Repurchased	(765,793)	(13,135,675)	(468,050)	(8,326,012)
Net increase	53,078	$983,597	581,088	$9,908,017
Class I shares
Sold	311,130	$5,368,776	618,811	$11,528,962
Distributions reinvested	353,993	6,081,601	623,061	10,292,973
Repurchased	(532,331)	(9,100,048)	(1,014,510)	(18,588,719)
Net increase	132,792	$2,350,329	227,362	$3,233,216
Class R6 shares
Sold	547,891	$9,509,211	595,640	$10,896,379
Distributions reinvested	214,815	3,690,523	298,166	4,925,709
Repurchased	(593,189)	(10,207,958)	(438,290)	(8,029,266)
Net increase	169,517	$2,991,776	455,516	$7,792,822
Class NAV shares
Sold	1,448,073	$24,550,614	1,492,168	$25,552,820
Distributions reinvested	2,478,251	42,502,004	4,109,107	67,800,259
Repurchased	(4,422,207)	(79,612,161)	(3,001,956)	(55,817,243)
Net increase (decrease)	(495,883)	$(12,559,543)	2,599,319	$37,535,836
Total net increase (decrease)	(140,496)	$(6,233,841)	3,863,285	$58,469,891
Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $205,014,262 and $266,915,135, respectively, for the year ended August 31, 2024.
19	JOHN HANCOCK Small Cap Value Fund |

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2024, funds within the John Hancock group of funds complex held 74.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	18.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.5%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	391,843	$10,675,209	$58,721,794	$(65,482,537)	$6,138	$(2,334)	$7,306	—	$3,918,270

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK Small Cap Value Fund	20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Small Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Small Cap Value Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
21	JOHN HANCOCK SMALL CAP VALUE FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $47,144,612 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK SMALL CAP VALUE FUND	22

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Small Cap Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
23	JOHN HANCOCK SMALL CAP VALUE FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK SMALL CAP VALUE FUND	24

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. . In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-year period and underperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2023. The Board also noted that the fund underperformed the peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the factors that contributed to the fund’s performance relative to the benchmark index for the one-, five- and ten-year periods and peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses were higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in
25	JOHN HANCOCK SMALL CAP VALUE FUND |

its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
| JOHN HANCOCK SMALL CAP VALUE FUND	26

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
27	JOHN HANCOCK SMALL CAP VALUE FUND |

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
| JOHN HANCOCK SMALL CAP VALUE FUND	28

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
29	JOHN HANCOCK SMALL CAP VALUE FUND |

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managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3827269	439A 8/24
10/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	October 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	October 15, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	October 15, 2024